UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22692
American Funds College Target Date Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-A
| CABAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 52	0.47%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 20.58% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-A (with sales charge) 2	16.38%	15.13%
American Funds College 2042 Fund — Class 529-A (without sales charge) 2	20.58%	17.65%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-A shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense
reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-144-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-C
| CABCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 129	1.17%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 19.72% for the year ended October 31, 2025. That result compares with a 21.45%
gain
for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-C (with sales charge) 2	18.72%	16.81%
American Funds College 2042 Fund — Class 529-C (without sales charge) 2	19.72%	16.81%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-C shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-144-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-E
| CAAVX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 69	0.63%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 20.38% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-E 2	20.38%	17.47%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-E shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-144-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-T
| TAAWX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 20	0.18%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 20.93% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-T (with sales charge) 2	17.89%	16.16%
American Funds College 2042 Fund — Class 529-T (without sales charge) 2	20.93%	18.00%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-T shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-144-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-F-1
| CAAWX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 23	0.21%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 20.92% for the year ended October 31, 2025. That result
compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-F-1 2	20.92%	17.93%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-F-1 shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-144-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-F-2
| CAAZX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 14	0.13%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 20.96% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-F-2 2	20.96%	18.01%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-F-2 shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-144-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2042 Fund
Class 529-F-3
| DAAGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2042 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 10	0.09%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 21.13% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to new all-time highs.
Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2042 Fund — Class 529-F-3 2	21.13%	18.12%
S&P 500 Index 3	21.45%	21.04%
Bloomberg U.S. Aggregate Index 3	6.16%	6.04%
1
Class 529-F-3 shares were first offered on March 15, 2024.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 507
Total number of portfolio holdings	17
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-144-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-A
| CDJAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 46	0.42%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 18.77% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-A (with sales charge) 2	14.63%	7.54%
American Funds College 2039 Fund — Class 529-A (without sales charge) 2	18.77%	8.37%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-A shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-529A
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class 529-A shares decreased from 0.47% to 0.42% during the reporting period. The decrease was primarily due to a decrease in distribution services (12b-1) fees as well as other expenses, both of which were driven by changes in net assets.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-136-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-C
| CTJCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025.
You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 127	1.17%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 17.87% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-C (with sales charge) 2	16.87%	7.63%
American Funds College 2039 Fund — Class 529-C (without sales charge) 2	17.87%	7.63%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-C shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-136-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-E
| CTAEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 70	0.64%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 18.54% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-E 2	18.54%	8.19%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-E shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-136-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-T
| TCATX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 19	0.17%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 19.05% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-T (with sales charge) 2	16.08%	8.05%
American Funds College 2039 Fund — Class 529-T (without sales charge) 2	19.05%	8.66%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-T shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-136-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-F-1
| CTDFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.20%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 19.01% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-F-1 2	19.01%	8.63%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-F-1 shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-136-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-F-2
| FCFGX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 15	0.14%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 19.05% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-F-2 2	19.05%	8.70%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-F-2 shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of
additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-136-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2039 Fund
Class 529-F-3
| FTDHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2039 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.07%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 19.16% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
Global equity markets posted robust returns over the fiscal year, buoyed by a weaker dollar and strong earnings in key regions. U.S. equities delivered considerable gains, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. Developed markets in Europe and Japan benefited from accommodative policy shifts and fiscal stimulus measures. Within emerging markets, equities in China, Taiwan and South Korea rallied sharply, more than offsetting the modest decline in India.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
Within fixed income, high-yield bonds and emerging markets debt delivered the highest absolute returns. Other bond holdings posted more muted results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	Since inception 1
American Funds College 2039 Fund — Class 529-F-3 2	19.16%	8.77%
S&P 500 Index 3	21.45%	14.19%
Bloomberg U.S. Aggregate Index 3	6.16%	0.23%
1
Class 529-F-3 shares were first offered on March 26, 2021.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,826
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-136-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-A
| CCFAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 44	0.41%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 15.85% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-A (with sales charge) 2	11.78%	9.52%	8.19%
American Funds College 2036 Fund — Class 529-A (without sales charge) 2	15.85%	10.31%	8.69%
S&P 500 Index 3	21.45%	17.64%	15.11%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.99%
1
Class 529-A shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio holdings	22
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-
fund
-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-125-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-C
| CTDCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 125	1.16%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 14.98% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-C (with sales charge) 2	13.98%	9.49%	7.91%
American Funds College 2036 Fund — Class 529-C (without sales charge) 2	14.98%	9.49%	7.91%
S&P 500 Index 3	21.45%	17.64%	15.11%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.99%
1
Class 529-C shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index
Services
Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio holdings	22
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-125-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-E
| CTKEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 68	0.63%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 15.61% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs
of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total
returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-E 2	15.61%	10.06%	8.47%
S&P 500 Index 3	21.45%	17.64%	15.11%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.99%
1
Class 529-E shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore
, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio holdings	22
Total advisory fees paid ( in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-125-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-T
| TCDTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 18	0.17%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 16.10% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided
by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-T (with sales charge) 2	13.21%	10.02%	8.59%
American Funds College 2036 Fund — Class 529-T (without sales charge) 2	16.10%	10.58%	8.96%
S&P 500 Index 3	21.45%	17.64%	15.11%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.99%
1
Class 529-T shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices
LLC
and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio h oldin gs	22
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-125-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-F-1
| CTAFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.20%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 16.10% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-F-1 2	16.10%	10.54%	8.96%
S&P 500 Index 3	21.45%	17.64%	15.11%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.99%
1
Class 529-F-1 shares were first offered on February 9, 2018.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio holdings	22
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-125-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-F-2
| CTAHX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 14	0.13%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 16.23% for the year ended
October
31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-F-2 2	16.23%	10.61%	10.60%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio holdings	22
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-125-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
College 2036 Fund
Class 529-F-3
| CTAKX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2036 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 9	0.08%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 16.21% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Domestic equities fueled much of the fund’s returns during the fiscal year, with growth-oriented equities and dividend-paying equities both contributing to overall results. Equities domiciled overseas outpaced U.S. stocks but remained a relatively smaller portion of the portfolio.
High-yield bonds delivered strong absolute returns. Investment-grade corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds College 2036 Fund — Class 529-F-3 2	16.21%	10.68%	10.67%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 3,411
Total number of portfolio holdings	22
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one
copy
of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-125-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-A
| CTLAX
for the year ended October 31, 20
25
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 44	0.41%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 12.58% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2033 Fund — Class 529-A (with sales charge) *	8.61%	7.35%	7.54%
American Funds College 2033 Fund — Class 529-A (without sales charge) *	12.58%	8.11%	7.93%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of ad
ditional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-103-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-C
| CTLCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investmen
t
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 123	1.16%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 11.77% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	10 years
American Funds College 2033 Fund — Class 529-C (with sales charge) *	10.77%	7.30%	7.51%
American Funds College 2033 Fund — Class 529-C (without sales charge) *	11.77%	7.30%	7.51%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information
, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-103-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-E
| CTLEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000
i
nvestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 67	0.63%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 12.26% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2033 Fund — Class 529-E *	12.26%	7.87%	7.67%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-103-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-T
| TCFFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investmen
t)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 18	0.17%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 12.75% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-T (with sales charge) 2	9.95%	7.82%	7.93%
American Funds College 2033 Fund — Class 529-T (without sales charge) 2	12.75%	8.37%	8.25%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-103-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-F-1
| CTLFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 20	0.19%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 12.78% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2033 Fund — Class 529-F-1 *	12.78%	8.32%	8.15%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-103-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-F-2
| FCCFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 14	0.13%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 12.87% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-F-2 2	12.87%	8.41%	8.40%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-103-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2033 Fund
®
Class 529-F-3
| FTCFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2033 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.07%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 12.97% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively smaller portion of the portfolio. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2033 Fund — Class 529-F-3 2	12.97%	8.49%	8.48%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,171
Total number of portfolio holdings	19
Total advisory fees paid (in millions)	None
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-103-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-A
| CTHAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can
also
request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.40%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 9.91% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-A (with sales charge) *	6.08%	5.56%	6.10%
American Funds College 2030 Fund — Class 529-A (without sales charge) *	9.91%	6.32%	6.48%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-094-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-C
| CTYCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 121	1.16%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 9.00% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-C (with sales charge) *	8.00%	5.52%	6.06%
American Funds College 2030 Fund — Class 529-C (without sales charge) *	9.00%	5.52%	6.06%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-094-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-E
| CTHEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 66	0.63%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 9.61% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-E *	9.61%	6.08%	6.23%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-094-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-T
| TAFCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 17	0.16%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 10.21% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2030 Fund — Class 529-T (with sales charge) 2	7.45%	6.07%	6.41%
American Funds College 2030 Fund — Class 529-T (without sales charge) 2	10.21%	6.61%	6.73%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-094-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-F-1
| CTHFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based
on
a
hypothetical
$
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 21	0.20%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 10.13% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2030 Fund — Class 529-F-1 *	10.13%	6.54%	6.70%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses,
only
one copy of most shareholder documents
will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-094-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-F-2
| FDFCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the
fund
costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 14	0.13%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 10.21% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2030 Fund — Class 529-F-2 2	10.21%	6.61%	6.61%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability
of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-094-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2030 Fund
®
Class 529-F-3
| FTFCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2030 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for
the
last year?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.07%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 10.26% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
U.S. equities posted strong gains over the fund’s fiscal year, rebounding from early 2025 volatility and propelling the S&P 500 Index to all-time highs. The U.S. fixed income market also delivered positive results, with corporate bond spreads narrowing to their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While equities domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2030 Fund — Class 529-F-3 2	10.26%	6.69%	6.68%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has
no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 4,879
Total number of portfolio holdings	14
Total advisory fees paid (in millions)	None
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-094-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-A
| CSTAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the
last
year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 42	0.40%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 7.83% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-A (with sales charge) *	4.03%	3.48%	4.60%
American Funds College 2027 Fund — Class 529-A (without sales charge) *	7.83%	4.23%	4.97%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-093-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-C
| CTSCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 120	1.16%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.97% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-C (with sales charge) *	5.97%	3.44%	4.57%
American Funds College 2027 Fund — Class 529-C (without sales charge) *	6.97%	3.44%	4.57%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-093-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-E
| CTSEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs
for
the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 65	0.63%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 7.60% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-E *	7.60%	3.99%	4.73%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-093-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-T
| TAFAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 17	0.16%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 8.05% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2027 Fund — Class 529-T (with sales charge) 2	5.32%	3.94%	4.77%
American Funds College 2027 Fund — Class 529-T (without sales charge) 2	8.05%	4.48%	5.08%
S&P 500 Index 3	21.45%	17.64%	15.16%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-093-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-F-1
| CTSFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 21	0.20%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 8.06% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College 2027 Fund — Class 529-F-1 *	8.06%	4.44%	5.19%
S&P 500 Index †	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-093-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-F-2
| FFCFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 15	0.14%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 8.13% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College 2027 Fund — Class 529-F-2 2	8.13%	4.50%	4.50%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-093-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College 2027 Fund
®
Class 529-F-3
| FFCTX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College 2027 Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 8	0.08%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 8.19% for the year ended October 31, 2025. That result compares with a 21.45% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
The U.S. fixed income market delivered solid returns as corporate bond spreads reached their tightest levels in 15 years. Although inflation rose slightly, influenced by lingering tariff effects, signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025. Meanwhile, U.S. equities saw strong gains, rebounding from early 2025 volatility with the S&P 500 Index hitting record highs.
Equities contributed meaningfully to the portfolio’s absolute returns, particularly within the information technology and industrials sectors. While those domiciled overseas outpaced domestic stocks, they remained a relatively small portion of the portfolio and did not significantly add to overall results. Dividend-paying and growth-oriented equities were additive.
High-yield bonds delivered strong absolute returns. Investment-grade (BBB/Baa and above) corporates and securitized debt also contributed to portfolio results. Other bond holdings posted more muted absolute results, though the income and stability provided by bonds helped dampen the portfolio’s volatility.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual
total
returns
	1 year	5 years	Since inception 1
American Funds College 2027 Fund — Class 529-F-3 2	8.19%	4.58%	4.57%
S&P 500 Index 3	21.45%	17.64%	17.63%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund
statistics
Fund net assets (in millions)	$ 3,890
Total number of portfolio holdings	13
Total advisory fees paid (in millions)	None
Portfolio turnover rate	21%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-093-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-A
| CENAX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 40	0.39%
Management's discussion of fund performance
The fund’s Class 529-A shares gained 6.79% for the year ended October 31, 2025. That result compares with a 5.73% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529A
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-A (with sales charge ) *	4.17%	1.18%	1.75%
American Funds College Enrollment Fund — Class 529-A (without sales charge) *	6.79%	1.70%	2.01%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg U.S. Aggregate 1-5 Years Index †	5.73%	1.43%	2.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5AARX-088-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-C
| CENCX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 119	1.16%
Management's discussion of fund performance
The fund’s Class 529-C shares gained 6.00% for the year ended October 31, 2025. That result compares with a 5.73% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529C
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-C (with sales charge) *	5.00%	0.92%	1.63%
American Funds College Enrollment Fund — Class 529-C (without sales charge) *	6.00%	0.92%	1.63%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg U.S. Aggregate 1-5 Years Index †	5.73%	1.43%	2.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CARX-088-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-E
| CENEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 65	0.63%
Management's discussion of fund performance
The fund’s Class 529-E shares gained 6.57% for the year ended October 31, 2025. That result compares with a 5.73% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529E
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-E *	6.57%	1.48%	1.79%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg U.S. Aggregate 1-5 Years Index †	5.73%	1.43%	2.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5EARX-088-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-T
| TCADX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 18	0.17%
Management's discussion of fund performance
The fund’s Class 529-T shares gained 7.00% for the year ended October 31, 2025. That result compares with a 5.73% gain for the Bloomberg U.S. Aggregate 1-5 Years Index.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining
to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College Enrollment Fund — Class 529-T (with sales charge) 2	4.28%	1.42%	2.11%
American Funds College Enrollment Fund — Class 529-T (without sales charge) 2	7.00%	1.94%	2.41%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
Bloomberg U.S. Aggregate 1-5 Years Index 3	5.73%	1.43%	2.13%
1
Class 529-T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TARX-088-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-F-1
| CENFX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 22	0.21%
Management's discussion of fund performance
The fund’s Class 529-F-1 shares gained 7.04% for the year ended October 31, 2025. That result compares with a 5.73% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F1
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds College Enrollment Fund — Class 529-F-1 *	7.04%	1.90%	2.23%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
Bloomberg U.S. Aggregate 1-5 Years Index †	5.73%	1.43%	2.00%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FARX-088-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-F-2
| FAADX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 14	0.14%
Management's discussion of fund performance
The fund’s Class 529-F-2 shares gained 7.07% for the year ended October 31, 2025. That result compares with a 5.73% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F2
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College Enrollment Fund — Class 529-F-2 2	7.07%	1.98%	1.98%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
Bloomberg U.S. Aggregate 1-5 Years Index 3	5.73%	1.43%	1.43%
1
Class 529-F-2 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XARX-088-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds College Enrollment Fund
®
Class 529-F-3
| FTAOX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds College Enrollment Fund (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 7	0.07%
Management's discussion of fund performance
The fund’s Class 529-F-3 shares gained 7.12% for the year ended October 31, 2025. That result compares with a
5.73
% gain for the Bloomberg U.S. Aggregate 1-5 Years Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-529F3
.
What factors influenced results
During the fund’s fiscal year, the U.S. fixed income market generated strong returns, with corporate bond spreads narrowing to their tightest levels in 15 years. Long-term Treasury yields climbed toward decade highs amid geopolitical uncertainty and evolving expectations around U.S. Federal Reserve (Fed) policy. The 10-year U.S. Treasury yield peaked in mid-January before gradually declining to end below its initial level. The Fed reduced interest rates four times to address persistent inflation and signs of weakness in the labor market.
Equities had strong returns but remained a relatively small portion of the portfolio. The majority of these holdings were in dividend paying stocks based in the U.S.
The fund’s fixed income holdings delivered positive absolute returns and were largely allocated toward securitized debt, investment-grade (BBB/Baa and above) corporates and Treasuries. Given the fund’s objective, higher quality bonds offered stability that helped lower volatility during the fiscal year.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds College Enrollment Fund — Class 529-F-3 2	7.12%	2.03%	2.03%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	(0.24) %
Bloomberg U.S. Aggregate 1-5 Years Index 3	5.73%	1.43%	1.43%
1
Class 529-F-3 shares were first offered on October 30, 2020.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 3,508
Total number of portfolio holdings	6
Total advisory fees paid (in millions)	None
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-529F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YARX-088-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2025	113,000	3,000	36,000	None
October 31, 2024	69,000	6,000	31,000	None
Adviser and Affiliates2
October 31, 2025	Not Applicable	1,867,000	4,000	72,000
October 31, 2024	Not Applicable	2,131,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2025	1,982,000
October 31, 2024	2,179,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds College Target Date Series®
Financial Statements and Other Information N-CSR Items 7-11
for the year ended October 31, 2025
Lit. No. MFGEFP4-800-1225 © 2025 Capital Group. All rights reserved.

American Funds College 2042 Fund
Investment portfolio October 31, 2025

Growth funds 49%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	644,726	$50,740
The Growth Fund of America, Class R-6	471,201	42,568
New Perspective Fund, Class R-6	551,146	41,452
AMCAP Fund, Class R-6	591,748	29,321
EUPAC Fund, Class R-6	395,015	26,225
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6(a)	2,287,557	25,369
The New Economy Fund, Class R-6	281,269	22,338
American Funds Global Insight Fund, Class R-6	327,773	9,273
		247,286
Growth-and-income funds 40%
Fundamental Investors, Class R-6	620,050	59,425
Capital World Growth and Income Fund, Class R-6	670,375	51,559
The Investment Company of America, Class R-6	687,849	46,787
Washington Mutual Investors Fund, Class R-6	394,244	26,485
International Growth and Income Fund, Class R-6	378,456	17,197
		201,453
Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	371,997	15,509
American Balanced Fund, Class R-6	394,620	15,508
		31,017
Fixed income funds 5%
American High-Income Trust, Class R-6	1,577,599	15,618
U.S. Government Securities Fund, Class R-6	1,002,407	12,180
		27,798
Total investment securities 100% (cost: $454,065,000)		507,554
Other assets less liabilities 0%		(126)
Net assets 100%		$507,428

1	American Funds College Target Date Series

American Funds College 2042 Fund (continued)
Investments in affiliates (b)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
SMALLCAP World Fund, Inc., Class R-6	$11,853	$34,823	$—	$—	$4,064	$50,740	$163	$—
The Growth Fund of America, Class R-6	10,253	26,639	—	—	5,676	42,568	90	1,056
New Perspective Fund, Class R-6	10,609	25,714	—	—	5,129	41,452	124	612
AMCAP Fund, Class R-6	13,395	30,191	16,755	556	1,934	29,321	107	2,451
EUPAC Fund, Class R-6	7,051	15,926	—	—	3,248	26,225	102	799
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6 (a)	—	23,951	—	—	1,418	25,369	—	—
The New Economy Fund, Class R-6	5,510	12,774	—	—	4,054	22,338	9	621
American Funds Global Insight Fund, Class R-6	1,242	7,058	—	—	973	9,273	20	—
						247,286
Growth-and-income funds 40%
Fundamental Investors, Class R-6	16,061	36,578	—	—	6,786	59,425	455	2,318
Capital World Growth and Income Fund, Class R-6	12,979	32,527	—	—	6,053	51,559	570	984
The Investment Company of America, Class R-6	10,311	31,576	—	—	4,900	46,787	339	1,266
Washington Mutual Investors Fund, Class R-6	5,568	19,625	—	—	1,292	26,485	235	998
International Growth and Income Fund, Class R-6	4,323	10,572	—	—	2,302	17,197	299	44
						201,453
Balanced funds 6%
American Funds Global Balanced Fund, Class R-6	2,074	12,441	—	—	994	15,509	194	98
American Balanced Fund, Class R-6	2,068	12,218	—	—	1,222	15,508	130	176
						31,017
Fixed income funds 5%
American High-Income Trust, Class R-6	2,098	13,406	7	— (c)	121	15,618	507	—
U.S. Government Securities Fund, Class R-6	3,173	8,784	—	—	223	12,180	330	—
						27,798
Total 100%				$556	$50,389	$507,554	$3,674	$11,423

(a)	Security did not produce income during the last 12 months.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.
Refer to the notes to financial statements.

American Funds College Target Date Series	2

American Funds College 2039 Fund
Investment portfolio October 31, 2025

Growth funds 37%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,511,970	$136,591
SMALLCAP World Fund, Inc., Class R-6	1,644,072	129,389
New Perspective Fund, Class R-6	1,382,590	103,985
AMCAP Fund, Class R-6	1,615,683	80,057
The New Economy Fund, Class R-6	831,495	66,037
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6(a)	5,302,316	58,803
American Funds Global Insight Fund, Class R-6	1,974,518	55,859
EUPAC Fund, Class R-6	681,491	45,244
		675,965
Growth-and-income funds 36%
The Investment Company of America, Class R-6	2,508,876	170,654
Capital World Growth and Income Fund, Class R-6	2,133,174	164,062
Fundamental Investors, Class R-6	1,592,103	152,587
Washington Mutual Investors Fund, Class R-6	1,770,532	118,944
International Growth and Income Fund, Class R-6	1,174,710	53,379
		659,626
Balanced funds 10%
American Balanced Fund, Class R-6	2,544,655	100,005
American Funds Global Balanced Fund, Class R-6	1,864,195	77,718
		177,723
Fixed income funds 17%
American High-Income Trust, Class R-6	11,175,539	110,638
The Bond Fund of America, Class R-6	9,435,347	108,318
American Funds Multi-Sector Income Fund, Class R-6	7,891,534	74,970
U.S. Government Securities Fund, Class R-6	1,607,848	19,535
		313,461
Total investment securities 100% (cost: $1,506,035,000)		1,826,775
Other assets less liabilities 0%		(494)
Net assets 100%		$1,826,281

3	American Funds College Target Date Series

American Funds College 2039 Fund (continued)
Investments in affiliates (b)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 37%
The Growth Fund of America, Class R-6	$94,830	$21,075	$—	$—	$20,686	$136,591	$665	$7,801
SMALLCAP World Fund, Inc., Class R-6	103,081	13,878	—	—	12,430	129,389	1,042	—
New Perspective Fund, Class R-6	77,292	11,410	—	—	15,283	103,985	696	3,437
AMCAP Fund, Class R-6	107,814	22,259	56,628	13,381	(6,769)	80,057	681	11,289
The New Economy Fund, Class R-6	45,242	8,876	—	—	11,919	66,037	61	4,035
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6 (a)	—	54,455	—	—	4,348	58,803	—	—
American Funds Global Insight Fund, Class R-6	38,548	8,540	—	—	8,771	55,859	516	—
EUPAC Fund, Class R-6	36,905	2,638	153	24	5,830	45,244	387	2,252
						675,965
Growth-and-income funds 36%
The Investment Company of America, Class R-6	118,528	32,343	—	—	19,783	170,654	1,829	10,462
Capital World Growth and Income Fund, Class R-6	109,713	34,002	—	—	20,347	164,062	2,544	6,680
Fundamental Investors, Class R-6	106,928	27,539	—	—	18,120	152,587	1,684	10,316
Washington Mutual Investors Fund, Class R-6	77,070	35,512	—	—	6,362	118,944	1,547	7,332
International Growth and Income Fund, Class R-6	35,804	8,310	—	—	9,265	53,379	1,263	287
						659,626
Balanced funds 10%
American Balanced Fund, Class R-6	64,226	27,281	—	—	8,498	100,005	1,760	3,799
American Funds Global Balanced Fund, Class R-6	56,558	15,631	—	—	5,529	77,718	1,702	2,104
						177,723
Fixed income funds 17%
American High-Income Trust, Class R-6	69,673	39,984	—	—	981	110,638	5,964	—
The Bond Fund of America, Class R-6	41,946	64,459	—	—	1,913	108,318	3,238	—
American Funds Multi-Sector Income Fund, Class R-6	28,822	45,460	—	—	688	74,970	3,155	—
U.S. Government Securities Fund, Class R-6	18,823	843	540	17	392	19,535	842	—
						313,461
Total 100%				$13,422	$164,376	$1,826,775	$29,576	$69,794

(a)	Fund did not produce income during the last 12 months.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds College Target Date Series	4

American Funds College 2036 Fund
Investment portfolio October 31, 2025

Growth funds 17%	Shares	Value (000)
New Perspective Fund, Class R-6	1,539,170	$115,761
The Growth Fund of America, Class R-6	1,262,223	114,029
AMCAP Fund, Class R-6	2,025,825	100,380
American Funds Global Insight Fund, Class R-6	3,489,797	98,726
SMALLCAP World Fund, Inc., Class R-6	987,462	77,713
The New Economy Fund, Class R-6	654,263	51,962
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6(a)	2,752,884	30,529
		589,100
Growth-and-income funds 37%
Capital World Growth and Income Fund, Class R-6	3,770,416	289,982
The Investment Company of America, Class R-6	3,941,351	268,091
Washington Mutual Investors Fund, Class R-6	3,703,896	248,828
Fundamental Investors, Class R-6	2,109,461	202,171
American Mutual Fund, Class R-6	2,596,372	161,390
International Growth and Income Fund, Class R-6	1,826,534	82,998
		1,253,460
Equity-income funds 4%
Capital Income Builder, Class R-6	909,990	71,953
The Income Fund of America, Class R-6	1,904,790	52,077
		124,030
Balanced funds 10%
American Balanced Fund, Class R-6	5,620,553	220,888
American Funds Global Balanced Fund, Class R-6	2,773,859	115,642
		336,530
Fixed income funds 32%
The Bond Fund of America, Class R-6	38,400,336	440,836
American High-Income Trust, Class R-6	23,656,238	234,197
American Funds Multi-Sector Income Fund, Class R-6	24,635,358	234,036
American Funds Mortgage Fund, Class R-6	11,143,759	99,625
American Funds Strategic Bond Fund, Class R-6	10,598,426	99,625
		1,108,319
Total investment securities 100% (cost: $2,960,355,000)		3,411,439
Other assets less liabilities 0%		(803)
Net assets 100%		$3,410,636

5	American Funds College Target Date Series

American Funds College 2036 Fund (continued)
Investments in affiliates (b)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 17%
New Perspective Fund, Class R-6	$102,521	$7,675	$12,227	$3,296	$14,496	$115,761	$912	$4,503
The Growth Fund of America, Class R-6	119,846	10,698	35,228	10,459	8,254	114,029	840	9,859
AMCAP Fund, Class R-6	120,370	12,848	41,213	7,344	1,031	100,380	761	12,087
American Funds Global Insight Fund, Class R-6	85,577	4,690	8,088	2,442	14,105	98,726	1,081	—
SMALLCAP World Fund, Inc., Class R-6	85,175	3,917	19,829	2,605	5,845	77,713	834	—
The New Economy Fund, Class R-6	51,508	4,663	13,908	1,935	7,764	51,962	69	4,593
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6 (a)	—	30,346	2,185	111	2,257	30,529	—	—
						589,100
Growth-and-income funds 37%
Capital World Growth and Income Fund, Class R-6	226,459	31,307	4,935	1,603	35,548	289,982	4,859	13,358
The Investment Company of America, Class R-6	218,368	32,609	15,291	5,711	26,694	268,091	3,111	18,701
Washington Mutual Investors Fund, Class R-6	192,515	42,355	—	—	13,958	248,828	3,533	17,148
Fundamental Investors, Class R-6	173,774	20,444	16,013	5,133	18,833	202,171	2,506	16,004
American Mutual Fund, Class R-6	82,642	69,002	—	—	9,746	161,390	2,192	3,638
International Growth and Income Fund, Class R-6	68,565	8,173	9,478	2,595	13,143	82,998	2,184	525
						1,253,460
Equity-income funds 4%
Capital Income Builder, Class R-6	36,854	29,971	—	—	5,128	71,953	1,653	870
The Income Fund of America, Class R-6	27,657	21,807	—	—	2,613	52,077	1,394	609
						124,030
Balanced funds 10%
American Balanced Fund, Class R-6	166,920	35,148	—	—	18,820	220,888	4,137	9,251
American Funds Global Balanced Fund, Class R-6	96,219	11,069	68	13	8,409	115,642	2,651	3,397
						336,530
Fixed income funds 32%
The Bond Fund of America, Class R-6	313,353	119,832	—	—	7,651	440,836	16,786	—
American High-Income Trust, Class R-6	187,050	44,932	—	—	2,215	234,197	13,894	—
American Funds Multi-Sector Income Fund, Class R-6	186,775	45,289	—	—	1,972	234,036	13,342	—
American Funds Mortgage Fund, Class R-6	46,415	50,957	—	—	2,253	99,625	3,198	—
American Funds Strategic Bond Fund, Class R-6 (c)	46,379	51,253	538	—	2,531	99,625	2,108	—
						1,108,319
Total 100%				$43,247	$223,266	$3,411,439	$82,045	$114,543

(a)	Fund did not produce income during the last 12 months.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	6

American Funds College 2033 Fund®
Investment portfolio October 31, 2025

Growth funds 3%	Shares	Value (000)
AMCAP Fund, Class R-6	709,591	$35,160
New Perspective Fund, Class R-6	467,385	35,152
American Funds Global Insight Fund, Class R-6	1,238,914	35,049
		105,361
Growth-and-income funds 29%
American Mutual Fund, Class R-6	6,384,006	396,830
Washington Mutual Investors Fund, Class R-6	4,570,020	307,014
Capital World Growth and Income Fund, Class R-6	3,150,956	242,340
The Investment Company of America, Class R-6	2,523,951	171,679
Fundamental Investors, Class R-6	745,187	71,419
International Growth and Income Fund, Class R-6	770,481	35,010
		1,224,292
Equity-income funds 12%
The Income Fund of America, Class R-6	9,771,876	267,163
Capital Income Builder, Class R-6	2,689,319	212,645
		479,808
Balanced funds 9%
American Balanced Fund, Class R-6	7,496,056	294,595
American Funds Global Balanced Fund, Class R-6	2,427,196	101,190
		395,785
Fixed income funds 47%
The Bond Fund of America, Class R-6	52,060,133	597,650
American Funds Strategic Bond Fund, Class R-6	35,436,772	333,106
American Funds Mortgage Fund, Class R-6	37,213,476	332,688
American High-Income Trust, Class R-6	29,244,335	289,519
American Funds Multi-Sector Income Fund, Class R-6	30,434,844	289,131
Intermediate Bond Fund of America, Class R-6	9,781,068	124,513
		1,966,607
Total investment securities 100% (cost: $3,806,319,000)		4,171,853
Other assets less liabilities 0%		(931)
Net assets 100%		$4,170,922

7	American Funds College Target Date Series

American Funds College 2033 Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 3%
AMCAP Fund, Class R-6	$55,146	$6,250	$29,955	$5,974	$(2,255)	$35,160	$348	$4,818
New Perspective Fund, Class R-6	54,484	2,949	28,164	(285)	6,168	35,152	482	2,382
American Funds Global Insight Fund, Class R-6	53,547	725	26,108	3,799	3,086	35,049	670	—
						105,361
Growth-and-income funds 29%
American Mutual Fund, Class R-6	314,000	57,310	—	—	25,520	396,830	6,794	13,411
Washington Mutual Investors Fund, Class R-6	265,926	39,734	16,283	4,600	13,037	307,014	4,622	22,858
Capital World Growth and Income Fund, Class R-6	238,340	26,044	54,131	15,201	16,886	242,340	4,580	13,784
The Investment Company of America, Class R-6	206,051	31,231	87,549	30,122	(8,176)	171,679	2,400	17,143
Fundamental Investors, Class R-6	111,717	13,823	62,909	6,383	2,405	71,419	1,262	9,460
International Growth and Income Fund, Class R-6	51,226	1,673	25,826	3,825	4,112	35,010	1,191	368
						1,224,292
Equity-income funds 12%
The Income Fund of America, Class R-6	150,427	100,683	—	—	16,053	267,163	7,897	3,264
Capital Income Builder, Class R-6	146,746	47,543	—	—	18,356	212,645	6,066	3,363
						479,808
Balanced funds 9%
American Balanced Fund, Class R-6	233,844	34,674	165	42	26,200	294,595	5,752	12,827
American Funds Global Balanced Fund, Class R-6	91,838	5,574	3,557	536	6,799	101,190	2,378	3,139
						395,785
Fixed income funds 47%
The Bond Fund of America, Class R-6	488,329	99,341	320	18	10,282	597,650	24,582	—
American Funds Strategic Bond Fund, Class R-6 (b)	214,296	112,084	4,125	14	10,837	333,106	6,811	—
American Funds Mortgage Fund, Class R-6	214,841	109,828	—	—	8,019	332,688	12,740	—
American High-Income Trust, Class R-6	235,825	51,075	—	—	2,619	289,519	17,311	—
American Funds Multi-Sector Income Fund, Class R-6	232,694	54,120	—	—	2,317	289,131	16,582	—
Intermediate Bond Fund of America, Class R-6	43,680	79,027	—	—	1,806	124,513	3,571	—
						1,966,607
Total 100%				$70,229	$164,071	$4,171,853	$126,039	$106,817

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	8

American Funds College 2030 Fund®
Investment portfolio October 31, 2025

Growth-and-income funds 18%	Shares	Value (000)
American Mutual Fund, Class R-6	7,821,406	$486,178
Washington Mutual Investors Fund, Class R-6	3,064,271	205,858
Capital World Growth and Income Fund, Class R-6	1,905,516	146,553
The Investment Company of America, Class R-6	652,188	44,362
		882,951
Equity-income funds 11%
The Income Fund of America, Class R-6	11,966,147	327,154
Capital Income Builder, Class R-6	2,318,138	183,295
		510,449
Balanced funds 8%
American Balanced Fund, Class R-6	8,883,905	349,138
American Funds Global Balanced Fund, Class R-6	1,047,956	43,689
		392,827
Fixed income funds 63%
Intermediate Bond Fund of America, Class R-6	66,560,489	847,316
American Funds Mortgage Fund, Class R-6	68,737,862	614,516
The Bond Fund of America, Class R-6	51,660,276	593,060
American Funds Strategic Bond Fund, Class R-6	50,639,451	476,011
American High-Income Trust, Class R-6	28,459,586	281,750
American Funds Multi-Sector Income Fund, Class R-6	29,641,317	281,593
		3,094,246
Total investment securities 100% (cost: $4,691,411,000)		4,880,473
Other assets less liabilities 0%		(1,134)
Net assets 100%		$4,879,339

9	American Funds College Target Date Series

American Funds College 2030 Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 18%
American Mutual Fund, Class R-6	$413,949	$45,049	$3,352	$979	$29,553	$486,178	$8,631	$17,763
Washington Mutual Investors Fund, Class R-6	216,702	22,796	45,480	10,456	1,384	205,858	3,585	18,411
Capital World Growth and Income Fund, Class R-6	135,728	11,310	19,936	1,694	17,757	146,553	2,748	7,860
The Investment Company of America, Class R-6	53,907	5,274	21,128	4,512	1,797	44,362	693	4,581
						882,951
Equity-income funds 11%
The Income Fund of America, Class R-6	315,342	26,072	34,858	4,844	15,754	327,154	13,505	6,887
Capital Income Builder, Class R-6	189,988	15,352	39,319	5,059	12,215	183,295	6,847	4,432
						510,449
Balanced funds 8%
American Balanced Fund, Class R-6	289,365	29,399	—	—	30,374	349,138	6,953	15,787
American Funds Global Balanced Fund, Class R-6	53,207	3,322	16,576	2,072	1,664	43,689	1,312	1,825
						392,827
Fixed income funds 63%
Intermediate Bond Fund of America, Class R-6	368,332	466,733	—	—	12,251	847,316	23,372	—
American Funds Mortgage Fund, Class R-6	489,239	110,359	—	—	14,918	614,516	25,367	—
The Bond Fund of America, Class R-6	539,401	43,438	—	—	10,221	593,060	25,553	—
American Funds Strategic Bond Fund, Class R-6 (b)	415,194	50,943	7,937	—	17,811	476,011	9,315	—
American High-Income Trust, Class R-6	263,749	18,292	3,125	234	2,600	281,750	18,292	—
American Funds Multi-Sector Income Fund, Class R-6	262,221	18,571	1,580	73	2,308	281,593	17,474	—
Short-Term Bond Fund of America, Class R-6 (c)	146,238	48,896	195,817	915	(232)	—	4,605	—
						3,094,246
Total 100%				$30,838	$170,375	$4,880,473	$168,252	$77,546

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

(c)	Affiliated issuer during the reporting period but no longer held at 10/31/2025.
Refer to the notes to financial statements.

American Funds College Target Date Series	10

American Funds College 2027 Fund®
Investment portfolio October 31, 2025

Growth-and-income funds 11%	Shares	Value (000)
American Mutual Fund, Class R-6	5,871,222	$364,955
Capital World Growth and Income Fund, Class R-6	398,650	30,661
Washington Mutual Investors Fund, Class R-6	449,749	30,214
		425,830
Equity-income funds 3%
The Income Fund of America, Class R-6	2,756,412	75,360
Capital Income Builder, Class R-6	382,221	30,222
		105,582
Balanced funds 6%
American Balanced Fund, Class R-6	5,742,696	225,688
Fixed income funds 80%
Intermediate Bond Fund of America, Class R-6	88,892,973	1,131,608
Short-Term Bond Fund of America, Class R-6	98,985,909	952,244
American Funds Mortgage Fund, Class R-6	51,919,889	464,164
American Funds Strategic Bond Fund, Class R-6	28,642,057	269,235
The Bond Fund of America, Class R-6	14,489,075	166,335
American High-Income Trust, Class R-6	7,607,600	75,315
American Funds Multi-Sector Income Fund, Class R-6	7,917,298	75,214
		3,134,115
Total investment securities 100% (cost: $3,910,037,000)		3,891,215
Other assets less liabilities 0%		(1,008)
Net assets 100%		$3,890,207

11	American Funds College Target Date Series

American Funds College 2027 Fund® (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 11%
American Mutual Fund, Class R-6	$336,451	$68,821	$64,220	$17,180	$6,723	$364,955	$6,882	$14,432
Capital World Growth and Income Fund, Class R-6	44,641	5,667	24,307	1,474	3,186	30,661	789	2,608
Washington Mutual Investors Fund, Class R-6	45,032	6,787	23,582	2,980	(1,003)	30,214	654	3,543
						425,830
Equity-income funds 3%
The Income Fund of America, Class R-6	113,104	10,700	53,910	5,776	(310)	75,360	4,282	2,462
Capital Income Builder, Class R-6	45,086	3,493	21,711	1,809	1,545	30,222	1,427	1,037
						105,582
Balanced funds 6%
American Balanced Fund, Class R-6	218,707	32,760	46,768	5,162	15,827	225,688	5,103	11,882
Fixed income funds 80%
Intermediate Bond Fund of America, Class R-6	682,032	440,689	10,122	434	18,575	1,131,608	37,393	—
Short-Term Bond Fund of America, Class R-6	782,550	414,180	251,160	4,488	2,186	952,244	37,453	—
American Funds Mortgage Fund, Class R-6	463,106	34,731	45,985	468	11,844	464,164	21,985	—
American Funds Strategic Bond Fund, Class R-6 (b)	287,425	17,571	47,878	880	11,237	269,235	4,979	—
The Bond Fund of America, Class R-6	249,527	12,582	98,989	(14,090)	17,305	166,335	9,831	—
American High-Income Trust, Class R-6	114,076	7,883	47,659	3,506	(2,491)	75,315	6,599	—
American Funds Multi-Sector Income Fund, Class R-6	113,297	7,243	46,037	1,971	(1,260)	75,214	6,334	—
						3,134,115
Total 100%				$32,038	$83,364	$3,891,215	$143,711	$35,964

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds College Target Date Series	12

American Funds College Enrollment Fund®
Investment portfolio October 31, 2025

Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	5,028,942	$312,599
Balanced funds 5%
American Balanced Fund, Class R-6	4,468,304	175,605
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	146,135,350	1,405,822
Intermediate Bond Fund of America, Class R-6	85,470,744	1,088,043
American Funds Mortgage Fund, Class R-6	39,284,575	351,204
American Funds Strategic Bond Fund, Class R-6	18,677,185	175,565
		3,020,634
Total investment securities 100% (cost: $3,645,498,000)		3,508,838
Other assets less liabilities 0%		(952)
Net assets 100%		$3,507,886
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$358,093	$27,598	$92,987	$16,302	$3,593	$312,599	$6,502	$14,907
Balanced funds 5%
American Balanced Fund, Class R-6	199,447	14,622	54,988	5,719	10,805	175,605	4,274	10,275
Fixed income funds 86%
Short-Term Bond Fund of America, Class R-6	1,831,054	70,658	508,755	6,729	6,136	1,405,822	69,861	—
Intermediate Bond Fund of America, Class R-6	1,047,004	231,856	211,749	(6,119)	27,051	1,088,043	45,114	—
American Funds Mortgage Fund, Class R-6	396,576	17,641	72,257	(8,803)	18,047	351,204	17,641	—
American Funds Strategic Bond Fund, Class R-6 (b)	198,815	7,132	38,313	(7,175)	15,106	175,565	3,120	—
						3,020,634
Total 100%				$6,653	$80,738	$3,508,838	$146,512	$25,182

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

13	American Funds College Target Date Series

Financial statements
Statements of assets and liabilities at October 31, 2025 (dollars and shares in thousands, except per-share amounts)

		College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund
Assets:
Investment securities of affiliated issuers, at value		$507,554	$1,826,775	$3,411,439	$4,171,853	$4,880,473
Receivables for:
Sales of fund’s shares		2,171	1,444	2,157	2,777	2,796
Dividends		127	1,477	4,576	7,116	10,665
Total assets		509,852	1,829,696	3,418,172	4,181,746	4,893,934
Liabilities:
Payables for:
Purchases of investments		2,276	2,450	6,377	9,095	12,673
Repurchases of fund’s shares		36	471	354	798	784
Services provided by related parties		90	409	641	724	891
Trustees’ deferred compensation		1	6	16	25	34
Other		21	79	148	182	213
Total liabilities		2,424	3,415	7,536	10,824	14,595
Net assets at October 31, 2025		$507,428	$1,826,281	$3,410,636	$4,170,922	$4,879,339
Net assets consist of:
Capital paid in on shares of beneficial interest		$440,520	$1,407,190	$2,749,713	$3,542,730	$4,465,847
Total distributable earnings		66,908	419,091	660,923	628,192	413,492
Net assets at October 31, 2025		$507,428	$1,826,281	$3,410,636	$4,170,922	$4,879,339
Investment securities of affiliated issuers, at cost		$454,065	$1,506,035	$2,960,355	$3,806,319	$4,691,411

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$333,277	$1,262,880	$2,623,896	$3,345,491	$3,918,045
	Shares outstanding	25,783	94,192	181,118	239,693	273,027
	Net asset value per share	$12.93	$13.41	$14.49	$13.96	$14.35
Class 529-C:	Net assets	$40,857	$148,178	$114,580	$87,690	$132,263
	Shares outstanding	3,189	11,229	8,054	6,370	9,371
	Net asset value per share	$12.81	$13.20	$14.23	$13.77	$14.11
Class 529-E:	Net assets	$5,748	$25,656	$73,540	$93,980	$115,888
	Shares outstanding	445	1,921	5,099	6,785	8,159
	Net asset value per share	$12.90	$13.36	$14.42	$13.85	$14.20
Class 529-T:	Net assets	$13	$15	$19	$20	$17
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$12.99	$13.51	$14.64	$14.03	$14.41
Class 529-F-1:	Net assets	$13	$15	$20	$14	$13
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$12.98	$13.51	$14.61	$14.05	$14.44
Class 529-F-2:	Net assets	$127,507	$389,155	$598,567	$643,583	$712,844
	Shares outstanding	9,820	28,845	41,286	46,081	49,652
	Net asset value per share	$12.98	$13.49	$14.50	$13.97	$14.36
Class 529-F-3:	Net assets	$13	$382	$14	$144	$269
	Shares outstanding	1	28	1	10	19
	Net asset value per share	$13.00	$13.52	$14.71	$13.99	$14.37

Refer to the notes to financial statements.

American Funds College Target Date Series	14

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		College 2027 Fund	College Enrollment Fund
Assets:
Investment securities of affiliated issuers, at value		$3,891,215	$3,508,838
Receivables for:
Sales of investments		—	1,155
Sales of fund’s shares		3,842	1,313
Dividends		10,584	10,194
Total assets		3,905,641	3,521,500
Liabilities:
Payables for:
Purchases of investments		13,182	10,194
Repurchases of fund’s shares		1,306	2,468
Services provided by related parties		747	741
Trustees’ deferred compensation		29	57
Other		170	154
Total liabilities		15,434	13,614
Net assets at October 31, 2025		$3,890,207	$3,507,886
Net assets consist of:
Capital paid in on shares of beneficial interest		$3,738,388	$3,670,974
Total (accumulated loss) distributable earnings		151,819	(163,088)
Net assets at October 31, 2025		$3,890,207	$3,507,886
Investment securities of affiliated issuers, at cost		$3,910,037	$3,645,498

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$2,996,538	$2,716,673
	Shares outstanding	234,102	275,532
	Net asset value per share	$12.80	$9.86
Class 529-C:	Net assets	$174,421	$150,339
	Shares outstanding	13,840	15,133
	Net asset value per share	$12.60	$9.93
Class 529-E:	Net assets	$97,729	$92,914
	Shares outstanding	7,720	9,447
	Net asset value per share	$12.66	$9.84
Class 529-T:	Net assets	$15	$13
	Shares outstanding	1	1
	Net asset value per share	$12.85	$9.87
Class 529-F-1:	Net assets	$12	$11
	Shares outstanding	1	1
	Net asset value per share	$12.89	$9.89
Class 529-F-2:	Net assets	$621,479	$547,783
	Shares outstanding	48,542	55,563
	Net asset value per share	$12.80	$9.86
Class 529-F-3:	Net assets	$13	$153
	Shares outstanding	1	16
	Net asset value per share	$12.80	$9.85

Refer to the notes to financial statements.

15	American Funds College Target Date Series

Financial statements (continued)
Statements of operations for the year ended October 31, 2025 (dollars in thousands)

	College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund
Investment income:
Income:
Dividends from affiliated issuers	$3,674	$29,576	$82,045	$126,039	$168,252
Fees and expenses*:
Distribution services	838	3,947	7,045	8,566	10,386
Transfer agent services	276	1,443	2,889	3,662	4,385
529 plan services	159	803	1,590	2,002	2,390
Reports to shareholders	6	32	69	91	111
Registration statement and prospectus	26	99	134	155	178
Trustees’ compensation	1	6	10	13	15
Auditing and legal	2	12	25	31	37
Custodian	1	3	6	8	9
Other	— †	2	3	4	5
Total fees and expenses	1,309	6,347	11,771	14,532	17,516
Net investment income (loss)	2,365	23,229	70,274	111,507	150,736
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	556	13,422	43,247	70,229	30,838
Capital gain distributions received from affiliated issuers	11,423	69,794	114,543	106,817	77,546
	11,979	83,216	157,790	177,046	108,384
Net unrealized appreciation (depreciation) on investments in affiliated issuers	50,389	164,376	223,266	164,071	170,375
Net realized gain (loss) and unrealized appreciation (depreciation)	62,368	247,592	381,056	341,117	278,759
Net increase (decrease) in net assets resulting from operations	$64,733	$270,821	$451,330	$452,624	$429,495

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds College Target Date Series	16

Financial statements (continued)
Statements of operations for the year ended October 31, 2025  (continued)(dollars in thousands)

	College 2027 Fund	College Enrollment Fund
Investment income:
Income:
Dividends from affiliated issuers	$143,711	$146,512
Fees and expenses*:
Distribution services	8,895	8,749
Transfer agent services	3,597	3,661
529 plan services	1,968	1,996
Reports to shareholders	97	97
Registration statement and prospectus	146	173
Trustees’ compensation	13	12
Auditing and legal	31	36
Custodian	8	8
Other	4	5
Total fees and expenses	14,759	14,737
Net investment income (loss)	128,952	131,775
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	32,038	6,653
Capital gain distributions received from affiliated issuers	35,964	25,182
	68,002	31,835
Net unrealized appreciation (depreciation) on investments in affiliated issuers	83,364	80,738
Net realized gain (loss) and unrealized appreciation (depreciation)	151,366	112,573
Net increase (decrease) in net assets resulting from operations	$280,318	$244,348
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

17	American Funds College Target Date Series

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	College 2042 Fund		College 2039 Fund		College 2036 Fund
	Year ended October 31,	Period ended October 31,	Year ended October 31,		Year ended October 31,
	2025	2024*	2025	2024	2025	2024
Operations:
Net investment income (loss)	$2,365	$176	$23,229	$13,602	$70,274	$51,289
Net realized gain (loss)	11,979	247	83,216	23,544	157,790	97,578
Net unrealized appreciation (depreciation)	50,389	3,100	164,376	193,441	223,266	376,904
Net increase (decrease) in net assets resulting from operations	64,733	3,523	270,821	230,587	451,330	525,771
Distributions paid to shareholders	(1,339)	—	(39,525)	(12,777)	(139,929)	(35,924)
Net capital share transactions	325,492	115,019	363,572	384,733	464,971	354,661
Total increase (decrease) in net assets	388,886	118,542	594,868	602,543	776,372	844,508
Net assets:
Beginning of year	118,542	—	1,231,413	628,870	2,634,264	1,789,756
End of year	$507,428	$118,542	$1,826,281	$1,231,413	$3,410,636	$2,634,264

	College 2033 Fund		College 2030 Fund		College 2027 Fund
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$111,507	$89,254	$150,736	$129,169	$128,952	$117,432
Net realized gain (loss)	177,046	62,211	108,384	70,100	68,002	30,994
Net unrealized appreciation (depreciation)	164,071	445,055	170,375	422,336	83,364	270,470
Net increase (decrease) in net assets resulting from operations	452,624	596,520	429,495	621,605	280,318	418,896
Distributions paid to shareholders	(127,275)	(67,762)	(159,019)	(104,891)	(128,368)	(95,851)
Net capital share transactions	443,475	356,637	457,385	379,545	244,132	312,093
Total increase (decrease) in net assets	768,824	885,395	727,861	896,259	396,082	635,138
Net assets:
Beginning of year	3,402,098	2,516,703	4,151,478	3,255,219	3,494,125	2,858,987
End of year	$4,170,922	$3,402,098	$4,879,339	$4,151,478	$3,890,207	$3,494,125

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds College Target Date Series	18

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	College Enrollment Fund
	Year ended October 31,
	2025	2024
Operations:
Net investment income (loss)	$131,775	$113,440
Net realized gain (loss)	31,835	(7,233)
Net unrealized appreciation (depreciation)	80,738	(22,747)
Net increase (decrease) in net assets resulting from operations	244,348	83,460
Distributions paid to shareholders	(128,557)	(56,611)
Net capital share transactions	(637,487)	2,365,021
Total increase (decrease) in net assets	(521,696)	2,391,870
Net assets:
Beginning of year	4,029,582	1,637,712
End of year	$3,507,886	$4,029,582
*
For the period March 15, 2024, commencement of operations, through October 31, 2024.
Refer to the notes to financial statements.

19	American Funds College Target Date Series

Notes to financial statements
1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2042 Fund (“College 2042 Fund”), American Funds College 2039 Fund (“College 2039 Fund”), American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.
Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on the proximity to its target date, each fund, except College Enrollment Fund, will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. College Enrollment Fund seeks to provide current income, consistent with preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.
Each fund in the series has seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3). The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 3.50% for all other funds	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1.00% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Classes 529-F-1, 529-F-2 and 529-F-3	None	None	None
*
Class 529-T shares are not available for purchase.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds College Target Date Series	20

Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2025, all of the investment securities held by each fund were classified as Level 1.

21	American Funds College Target Date Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. Some of the funds may invest in an underlying fixed-income fund that is a nondiversified investment company under the Investment Company Act of 1940. To the extent that any of the funds that invest in the nondiversified investment company invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on that fund’s investment results.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of each fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

American Funds College Target Date Series	22

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

23	American Funds College Target Date Series

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, none of the funds had a liability for any unrecognized tax benefits.  Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase, deferred expenses, and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

American Funds College Target Date Series	24

Additional tax basis disclosures for each fund as of October 31, 2025, were as follows (dollars in thousands):
	College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College Enrollment Fund
Undistributed ordinary income	$1,902	$15,266	$52,508	$85,732	$117,364	$103,846	$105,602
Undistributed long-term capital gains	11,527	83,111	157,456	176,973	107,194	66,948	—
Capital loss carryforward*	—	—	—	—	—	—	(126,064)
Capital loss carryforward utilized	—	—	—	—	—	—	32,997
Gross unrealized appreciation on investments	53,479	322,381	462,949	429,620	334,619	141,542	87,412
Gross unrealized depreciation on investments	—	(1,661)	(11,975)	(64,109)	(145,651)	(160,488)	(229,980)
Net unrealized appreciation (depreciation) on investments	53,479	320,720	450,974	365,511	188,968	(18,946)	(142,568)
Cost of investments	454,075	1,506,055	2,960,465	3,806,342	4,691,505	3,910,161	3,651,406
Reclassification from total accumulated loss/ distributable earnings to capital paid in on shares of beneficial interest	6	10	10	3	1	13	10
*
Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
No distributions were paid to shareholders of the College 2042 Fund during the period March 15, 2024, commencement of operations, through October 31, 2024. Distributions paid by all other funds were characterized for tax purposes as follows (dollars in thousands):
College 2042 Fund
	Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$706	$164	$870
Class 529-C	50	19	69
Class 529-E	13	3	16
Class 529-T	— *	— *	— *
Class 529-F-1	— *	— *	— *
Class 529-F-2	321	63	384
Class 529-F-3	— *	— *	— *
Total	$1,090	$249	$1,339
College 2039 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$11,069	$16,350	$27,419	$6,513	$2,409	$8,922
Class 529-C	692	1,970	2,662	461	273	734
Class 529-E	188	322	510	119	48	167
Class 529-T	— *	— *	— *	— *	— *	— *
Class 529-F-1	— *	— *	— *	— *	— *	— *
Class 529-F-2	4,021	4,902	8,923	2,258	691	2,949
Class 529-F-3	5	6	11	4	1	5
Total	$15,975	$23,550	$39,525	$9,355	$3,422	$12,777
Refer to the end of the table(s) for footnote(s).

25	American Funds College Target Date Series

College 2036 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$41,919	$65,443	$107,362	$27,791	$—	$27,791
Class 529-C	1,403	3,519	4,922	1,064	—	1,064
Class 529-E	1,070	1,856	2,926	702	—	702
Class 529-T	1	— *	1	— *	—	— *
Class 529-F-1	— *	1	1	— *	—	— *
Class 529-F-2	10,365	14,352	24,717	6,367	—	6,367
Class 529-F-3	— *	— *	— *	— *	—	— *
Total	$54,758	$85,171	$139,929	$35,924	$—	$35,924
College 2033 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$75,882	$26,935	$102,817	$55,285	$—	$55,285
Class 529-C	1,584	790	2,374	1,322	—	1,322
Class 529-E	2,039	786	2,825	1,536	—	1,536
Class 529-T	1	— *	1	1	—	1
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	14,544	4,708	19,252	9,601	—	9,601
Class 529-F-3	4	2	6	17	—	17
Total	$94,054	$33,221	$127,275	$67,762	$—	$67,762
College 2030 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$109,560	$19,256	$128,816	$86,092	$—	$86,092
Class 529-C	3,002	684	3,686	2,469	—	2,469
Class 529-E	3,143	592	3,735	2,544	—	2,544
Class 529-T	1	— *	1	— *	—	— *
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	19,588	3,181	22,769	13,757	—	13,757
Class 529-F-3	10	2	12	29	—	29
Total	$135,304	$23,715	$159,019	$104,891	$—	$104,891
College 2027 Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$96,518	$3,431	$99,949	$75,945	$—	$75,945
Class 529-C	4,592	205	4,797	3,545	—	3,545
Class 529-E	3,022	114	3,136	2,327	—	2,327
Class 529-T	1	— *	1	1	—	1
Class 529-F-1	— *	— *	— *	— *	—	— *
Class 529-F-2	19,829	656	20,485	14,032	—	14,032
Class 529-F-3	— *	— *	— *	1	—	1
Total	$123,962	$4,406	$128,368	$95,851	$—	$95,851
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	26

College Enrollment Fund
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 529-A	$100,099	$—	$100,099	$44,786	$—	$44,786
Class 529-C	4,796	—	4,796	1,887	—	1,887
Class 529-E	3,418	—	3,418	1,669	—	1,669
Class 529-T	— *	—	— *	1	—	1
Class 529-F-1	— *	—	— *	— *	—	— *
Class 529-F-2	20,238	—	20,238	8,268	—	8,268
Class 529-F-3	6	—	6	— *	—	— *
Total	$128,557	$—	$128,557	$56,611	$—	$56,611
*
Amount less than one thousand.
6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights table.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class 529-F-2 and 529-F-3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50
For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2025, unreimbursed expenses subject to reimbursement totaled $136,000 for College 2042 Fund’s Class 529-A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

27	American Funds College Target Date Series

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
529 plan services — Each 529 share class of each fund is subject to service fees to compensate the Commonwealth Savers Plan (formerly, Virginia529) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Commonwealth Savers Plan through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Commonwealth Savers Plan is not considered a related party to any of the funds.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended October 31, 2025, the 529 plan services fees were $10,908,000, which were equivalent to 0.053% of the average daily net assets of each 529 share class of each fund.
For the year ended October 31, 2025, the class-specific expenses of each fund under these agreements described in this section were as follows (dollars in thousands):
College 2042 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$583	$199	$103
Class 529-C	237	24	13
Class 529-E	18	2	2
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	51	41
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$838	$276	$159
College 2039 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$2,606	$1,072	$556
Class 529-C	1,236	127	66
Class 529-E	105	15	11
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	229	170
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$3,947	$1,443	$803
College 2036 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$5,604	$2,353	$1,222
Class 529-C	1,119	115	60
Class 529-E	322	48	34
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	373	274
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$7,045	$2,889	$1,590
Refer to the end of the table(s) for footnote(s).
College 2033 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$7,308	$3,110	$1,615
Class 529-C	826	85	45
Class 529-E	432	64	46
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	403	296
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$8,566	$3,662	$2,002

American Funds College Target Date Series	28

College 2030 Fund
Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$8,617	$3,720	$1,932
Class 529-C	1,228	127	66
Class 529-E	541	81	58
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	457	334
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$10,386	$4,385	$2,390
College 2027 Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$6,769	$2,939	$1,527
Class 529-C	1,656	171	89
Class 529-E	470	71	50
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	416	302
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$8,895	$3,597	$1,968
College Enrollment Fund

Share class	Distribution services	Transfer agent services	529 plan services
Class 529-A	$6,519	$2,980	$1,548
Class 529-C	1,719	177	93
Class 529-E	511	80	55
Class 529-T	—	— *	— *
Class 529-F-1	—	— *	— *
Class 529-F-2	Not applicable	424	300
Class 529-F-3	Not applicable	— *	— *
Total class-specific expenses	$8,749	$3,661	$1,996
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
College 2042 Fund	$1	$— *	$1
College 2039 Fund	4	2	6
College 2036 Fund	7	3	10
College 2033 Fund	9	4	13
College 2030 Fund	11	4	15
College 2027 Fund	9	4	13
College Enrollment Fund	9	3	12
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits each fund to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.

29	American Funds College Target Date Series

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2025, as follows (dollars in thousands):
	Purchases	Sales
College 2042 Fund	$354,803	$16,761
College 2039 Fund	474,493	57,320
College 2036 Fund	688,987	178,464
College 2033 Fund	873,686	335,218
College 2030 Fund	915,804	381,169
College 2027 Fund	1,063,107	776,337
College Enrollment Fund	369,660	975,037
9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
College 2042 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class 529-A	$228,478	19,826	$870	79	$(13,508)	(1,162)	$215,840	18,743
Class 529-C	27,937	2,434	69	6	(1,126)	(97)	26,880	2,343
Class 529-E	4,057	355	17	1	(311)	(27)	3,763	329
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	82,637	7,172	384	35	(4,012)	(349)	79,009	6,858
Class 529-F-3	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Total net increase (decrease)	$343,109	29,787	$1,340	121	$(18,957)	(1,635)	$325,492	28,273
For the period March 15, 2024[3] through October 31, 2024
Class 529-A	$75,913	7,237	$—	—	$(2,059)	(197)	$73,854	7,040
Class 529-C	9,178	876	—	—	(316)	(30)	8,862	846
Class 529-E	1,253	119	—	—	(29)	(3)	1,224	116
Class 529-T	10	1	—	—	—	—	10	1
Class 529-F-1	10	1	—	—	—	—	10	1
Class 529-F-2	31,730	3,026	—	—	(681)	(64)	31,049	2,962
Class 529-F-3	10	1	—	—	—	—	10	1
Total net increase (decrease)	$118,104	11,261	$—	—	$(3,085)	(294)	$115,019	10,967
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	30

College 2039 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class 529-A	$276,659	23,007	$27,416	2,376	$(57,866)	(4,799)	$246,209	20,584
Class 529-C	31,675	2,667	2,662	233	(5,660)	(468)	28,677	2,432
Class 529-E	6,646	553	509	45	(1,688)	(141)	5,467	457
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	94,617	7,833	8,924	770	(20,333)	(1,676)	83,208	6,927
Class 529-F-3	—	—	11	1	—	—	11	1
Total net increase (decrease)	$409,597	34,060	$39,522	3,425	$(85,547)	(7,084)	$363,572	30,401
Year ended October 31, 2024
Class 529-A	$291,738	27,296	$8,919	879	$(40,806)	(3,744)	$259,851	24,431
Class 529-C	39,419	3,743	734	73	(4,651)	(433)	35,502	3,383
Class 529-E	5,946	557	168	17	(908)	(83)	5,206	491
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	96,123	8,945	2,948	290	(14,905)	(1,349)	84,166	7,886
Class 529-F-3	3	— [2]	5	— [2]	— [2]	— [2]	8	— [2]
Total net increase (decrease)	$433,229	40,541	$12,774	1,259	$(61,270)	(5,609)	$384,733	36,191
College 2036 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class 529-A	$382,542	28,766	$107,342	8,452	$(131,519)	(9,890)	$358,365	27,328
Class 529-C	17,780	1,362	4,923	392	(29,464)	(2,234)	(6,761)	(480)
Class 529-E	10,176	769	2,926	232	(4,486)	(338)	8,616	663
Class 529-T	—	—	1	— [2]	—	—	1	— [2]
Class 529-F-1	—	—	1	— [2]	—	—	1	— [2]
Class 529-F-2	115,421	8,694	24,717	1,949	(35,389)	(2,659)	104,749	7,984
Class 529-F-3	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Total net increase (decrease)	$525,919	39,591	$139,910	11,025	$(200,858)	(15,121)	$464,971	35,495
Year ended October 31, 2024
Class 529-A	$343,052	27,977	$27,783	2,391	$(108,912)	(8,793)	$261,923	21,575
Class 529-C	17,738	1,475	1,064	93	(22,228)	(1,832)	(3,426)	(264)
Class 529-E	10,723	876	701	60	(3,009)	(245)	8,415	691
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	104,607	8,512	6,365	549	(23,203)	(1,854)	87,769	7,207
Class 529-F-3	10	1	— [2]	— [2]	(30)	(3)	(20)	(2)
Total net increase (decrease)	$476,130	38,841	$35,913	3,093	$(157,382)	(12,727)	$354,661	29,207
Refer to the end of the table(s) for footnote(s).

31	American Funds College Target Date Series

College 2033 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class 529-A	$410,749	31,508	$102,789	8,249	$(194,246)	(14,875)	$319,292	24,882
Class 529-C	21,332	1,650	2,372	192	(25,447)	(1,980)	(1,743)	(138)
Class 529-E	9,807	758	2,825	228	(6,945)	(533)	5,687	453
Class 529-T	—	—	1	— [2]	—	—	1	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	134,959	10,356	19,223	1,546	(33,984)	(2,602)	120,198	9,300
Class 529-F-3	77	6	6	— [2]	(43)	(3)	40	3
Total net increase (decrease)	$576,924	44,278	$127,216	10,215	$(260,665)	(19,993)	$443,475	34,500
Year ended October 31, 2024
Class 529-A	$380,596	31,369	$55,267	4,768	$(164,275)	(13,496)	$271,588	22,641
Class 529-C	18,619	1,547	1,322	115	(27,067)	(2,259)	(7,126)	(597)
Class 529-E	10,985	916	1,536	134	(6,542)	(542)	5,979	508
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	111,042	9,124	9,598	830	(33,869)	(2,757)	86,771	7,197
Class 529-F-3	21	2	17	1	(613)	(48)	(575)	(45)
Total net increase (decrease)	$521,263	42,958	$67,740	5,848	$(232,366)	(19,102)	$356,637	29,704
College 2030 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class 529-A	$472,855	34,723	$128,796	9,885	$(280,699)	(20,573)	$320,952	24,035
Class 529-C	37,508	2,791	3,685	285	(36,128)	(2,699)	5,065	377
Class 529-E	14,574	1,080	3,735	289	(13,205)	(978)	5,104	391
Class 529-T	—	—	1	— [2]	—	—	1	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	157,583	11,563	22,769	1,750	(53,949)	(3,949)	126,403	9,364
Class 529-F-3	6	1	12	1	(158)	(12)	(140)	(10)
Total net increase (decrease)	$682,526	50,158	$158,998	12,210	$(384,139)	(28,211)	$457,385	34,157
Year ended October 31, 2024
Class 529-A	$435,405	33,661	$86,067	6,885	$(241,477)	(18,625)	$279,995	21,921
Class 529-C	32,433	2,536	2,469	199	(37,794)	(2,971)	(2,892)	(236)
Class 529-E	13,557	1,057	2,544	205	(8,478)	(658)	7,623	604
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	117,285	9,041	13,756	1,103	(35,583)	(2,734)	95,458	7,410
Class 529-F-3	42	3	29	3	(710)	(54)	(639)	(48)
Total net increase (decrease)	$598,722	46,298	$104,865	8,395	$(324,042)	(25,042)	$379,545	29,651
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	32

College 2027 Fund
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class 529-A	$430,087	34,932	$99,916	8,439	$(382,855)	(31,023)	$147,148	12,348
Class 529-C	52,813	4,347	4,793	408	(51,094)	(4,210)	6,512	545
Class 529-E	16,293	1,337	3,135	267	(16,367)	(1,336)	3,061	268
Class 529-T	—	—	1	— [2]	—	—	1	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	144,576	11,740	20,475	1,732	(77,641)	(6,287)	87,410	7,185
Class 529-F-3	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Total net increase (decrease)	$643,769	52,356	$128,320	10,846	$(527,957)	(42,856)	$244,132	20,346
Year ended October 31, 2024
Class 529-A	$417,563	35,138	$75,905	6,544	$(279,737)	(23,485)	$213,731	18,197
Class 529-C	49,504	4,218	3,544	308	(45,714)	(3,892)	7,334	634
Class 529-E	15,039	1,273	2,327	203	(8,629)	(730)	8,737	746
Class 529-T	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	120,085	10,100	14,030	1,211	(51,824)	(4,357)	82,291	6,954
Class 529-F-3	—	—	— [2]	— [2]	—	—	— [2]	— [2]
Total net increase (decrease)	$602,191	50,729	$95,806	8,266	$(385,904)	(32,464)	$312,093	26,531
College Enrollment Fund
	Sales		Issued in connection with the merger of College 2024 Fund		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class 529-A	$398,773	41,803			$99,995	10,845	$(997,333)	(104,559)	$(498,565)	(51,911)
Class 529-C	43,210	4,489			4,789	512	(106,830)	(11,101)	(58,831)	(6,100)
Class 529-E	14,057	1,480			3,411	370	(44,266)	(4,650)	(26,798)	(2,800)
Class 529-T	—	—			— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-1	—	—			— [2]	— [2]	—	—	— [2]	— [2]
Class 529-F-2	119,997	12,600			20,230	2,199	(193,504)	(20,290)	(53,277)	(5,491)
Class 529-F-3	—	—			6	1	(22)	(2)	(16)	(1)
Total net increase (decrease)	$576,037	60,372			$128,431	13,927	$(1,341,955)	(140,602)	$(637,487)	(66,303)
Year ended October 31, 2024
Class 529-A	$466,871	36,277	$2,168,000	235,645	$44,740	4,916	$(862,973)	(92,430)	$1,816,638	184,408
Class 529-C	47,381	3,879	181,025	19,450	1,887	205	(105,870)	(11,247)	124,423	12,287
Class 529-E	16,142	1,218	80,510	8,758	1,665	183	(35,597)	(3,818)	62,720	6,341
Class 529-T	1	— [2]	12	1	— [2]	— [2]	(12)	(1)	1	— [2]
Class 529-F-1	1	— [2]	10	1	— [2]	— [2]	(10)	(1)	1	— [2]
Class 529-F-2	118,179	10,276	381,705	41,559	8,263	911	(147,074)	(15,761)	361,073	36,985
Class 529-F-3	24	— [2]	404	44	— [2]	— [2]	(263)	(28)	165	16
Total net increase (decrease)	$648,599	51,650	$2,811,666	305,458	$56,555	6,215	$(1,151,799)	(123,286)	$2,365,021	240,037
1
Includes exchanges between share classes of the fund.
2
Amount less than one thousand.
3
Commencement of operations.

33	American Funds College Target Date Series

Financial highlights
College 2042 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Net effective expense ratio[4]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$10.81	$.09	$2.12	$2.21	$(.07 )	$(.02 )	$(.09 )	$12.93	20.58%	$333	.47%	.85%	.77%
10/31/2024[5,6]	10.00	.03	.78	.81	—	—	—	10.81	8.10 [7]	76	.47 [8]	.86 [8]	.49 [8]
Class 529-C:
10/31/2025	10.76	.01	2.10	2.11	(.04 )	(.02 )	(.06 )	12.81	19.72	41	1.17	1.55	.05
10/31/2024[5,6]	10.00	(.01 )	.77	.76	—	—	—	10.76	7.60 [7]	9	1.17 [8]	1.56 [8]	(.23 )[8]
Class 529-E:
10/31/2025	10.80	.07	2.12	2.19	(.07 )	(.02 )	(.09 )	12.90	20.38	6.63		1.01	.60
10/31/2024[5,6]	10.00	.02	.78	.80	—	—	—	10.80	8.00 [7]	2	.60 [8]	.99 [8]	.36 [8]
Class 529-T:
10/31/2025	10.83	.14	2.11	2.25	(.07 )	(.02 )	(.09 )	12.99	20.93 [9]	— [10]	.18 [9]	.56 [9]	1.24 [9]
10/31/2024[5,6]	10.00	.05	.78	.83	—	—	—	10.83	8.30 [7,9]	— [10]	.18 [8,9]	.57 [8,9]	.71 [8,9]
Class 529-F-1:
10/31/2025	10.82	.14	2.11	2.25	(.07 )	(.02 )	(.09 )	12.98	20.92 [9]	— [10]	.21 [9]	.59 [9]	1.21 [9]
10/31/2024[5,6]	10.00	.04	.78	.82	—	—	—	10.82	8.20 [7,9]	— [10]	.22 [8,9]	.61 [8,9]	.68 [8,9]
Class 529-F-2:
10/31/2025	10.83	.13	2.12	2.25	(.08 )	(.02 )	(.10 )	12.98	20.96	127.13		.51	1.10
10/31/2024[5,6]	10.00	.06	.77	.83	—	—	—	10.83	8.30 [7]	32	.11 [8]	.50 [8]	.85 [8]
Class 529-F-3:
10/31/2025	10.83	.15	2.12	2.27	(.08 )	(.02 )	(.10 )	13.00	21.13	— [10]	.09	.47	1.33
10/31/2024[5,6]	10.00	.05	.78	.83	—	—	—	10.83	8.30 [7]	— [10]	.08 [8]	.47 [8]	.82 [8]
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	34

Financial highlights (continued)
College 2039 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,11]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,11]	Net effective expense ratio[4,11]	Ratio of net income (loss) to average net assets[11]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$11.64	$.19	$1.93	$2.12	$(.14 )	$(.21 )	$(.35 )	$13.41	18.77%	$1,263	.42%	.42%	.78%	1.55%
10/31/2024	9.03	.15	2.63	2.78	(.12 )	(.05 )	(.17 )	11.64	31.02	857.47		.47	.84	1.36
10/31/2023	8.46	.10	.68	.78	(.07 )	(.14 )	(.21 )	9.03	9.44	444.49		.49	.87	1.05
10/31/2022	11.04	.07	(2.60)	(2.53)	(.04 )	(.01 )	(.05 )	8.46	(23.02)	202.48		.48	.85	.78
10/31/2021[5,12]	10.00	.03	1.01	1.04	—	—	—	11.04	10.40 [7]	53	.47 [8]	.47 [8]	.87 [8]	.45 [8]
Class 529-C:
10/31/2025	11.48	.10	1.90	2.00	(.07 )	(.21 )	(.28 )	13.20	17.87	148	1.17	1.17	1.53	.80
10/31/2024	8.93	.07	2.60	2.67	(.07 )	(.05 )	(.12 )	11.48	30.10	101	1.18	1.18	1.55	.62
10/31/2023	8.39	.03	.68	.71	(.03 )	(.14 )	(.17 )	8.93	8.66	48	1.19	1.19	1.57	.33
10/31/2022	11.01	.01	(2.59)	(2.58)	(.03 )	(.01 )	(.04 )	8.39	(23.55)	19	1.18	1.18	1.55	.06
10/31/2021[5,12]	10.00	(.02 )	1.03	1.01	—	—	—	11.01	10.10 [7]	4	1.16 [8]	1.16 [8]	1.56 [8]	(.35 )[8]
Class 529-E:
10/31/2025	11.60	.16	1.93	2.09	(.12 )	(.21 )	(.33 )	13.36	18.54	26.64		.64	1.00	1.32
10/31/2024	9.01	.13	2.62	2.75	(.11 )	(.05 )	(.16 )	11.60	30.73	17.64		.64	1.01	1.18
10/31/2023	8.45	.08	.68	.76	(.06 )	(.14 )	(.20 )	9.01	9.23	9.65		.65	1.03	.89
10/31/2022	11.04	.06	(2.60)	(2.54)	(.04 )	(.01 )	(.05 )	8.45	(23.16)	4.64		.64	1.01	.61
10/31/2021[5,12]	10.00	.02	1.02	1.04	—	—	—	11.04	10.40 [7]	1	.60 [8]	.60 [8]	1.00 [8]	.35 [8]
Class 529-T:
10/31/2025	11.72	.22	1.95	2.17	(.17 )	(.21 )	(.38 )	13.51	19.05 [9]	— [10]	.17 [9]	.17 [9]	.53 [9]	1.83 [9]
10/31/2024	9.09	.19	2.63	2.82	(.14 )	(.05 )	(.19 )	11.72	31.28 [9]	— [10]	.19 [9]	.19 [9]	.56 [9]	1.72 [9]
10/31/2023	8.50	.13	.69	.82	(.09 )	(.14 )	(.23 )	9.09	9.81 [9]	— [10]	.18 [9]	.18 [9]	.56 [9]	1.44 [9]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04 )	(.01 )	(.05 )	8.50	(22.74)[9]	— [10]	.17 [9]	.17 [9]	.54 [9]	1.19 [9]
10/31/2021[5,12]	10.00	.05	1.00	1.05	—	—	—	11.05	10.50 [7,9]	— [10]	.21 [8,9]	.20 [8,9]	.60 [8,9]	.72 [8,9]
Class 529-F-1:
10/31/2025	11.72	.22	1.94	2.16	(.16 )	(.21 )	(.37 )	13.51	19.01 [9]	— [10]	.20 [9]	.20 [9]	.56 [9]	1.80 [9]
10/31/2024	9.09	.18	2.63	2.81	(.13 )	(.05 )	(.18 )	11.72	31.26 [9]	— [10]	.22 [9]	.22 [9]	.59 [9]	1.69 [9]
10/31/2023	8.50	.13	.68	.81	(.08 )	(.14 )	(.22 )	9.09	9.77 [9]	— [10]	.22 [9]	.20 [9]	.58 [9]	1.42 [9]
10/31/2022	11.05	.11	(2.61)	(2.50)	(.04 )	(.01 )	(.05 )	8.50	(22.78)[9]	— [10]	.21 [9]	.21 [9]	.58 [9]	1.15 [9]
10/31/2021[5,12]	10.00	.04	1.01	1.05	—	—	—	11.05	10.50 [7,9]	— [10]	.28 [8,9]	.27 [8,9]	.67 [8,9]	.65 [8,9]
Class 529-F-2:
10/31/2025	11.71	.22	1.94	2.16	(.17 )	(.21 )	(.38 )	13.49	19.05	389.14		.14	.50	1.83
10/31/2024	9.08	.18	2.64	2.82	(.14 )	(.05 )	(.19 )	11.71	31.39	256.15		.15	.52	1.67
10/31/2023	8.50	.13	.68	.81	(.09 )	(.14 )	(.23 )	9.08	9.77	128.15		.15	.53	1.38
10/31/2022	11.06	.10	(2.60)	(2.50)	(.05 )	(.01 )	(.06 )	8.50	(22.73)	54.15		.15	.52	1.11
10/31/2021[5,12]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60 [7]	11	.16 [8]	.16 [8]	.56 [8]	.72 [8]
Class 529-F-3:
10/31/2025	11.73	.23	1.95	2.18	(.18 )	(.21 )	(.39 )	13.52	19.16	— [10]	.07	.07	.43	1.92
10/31/2024	9.09	.20	2.64	2.84	(.15 )	(.05 )	(.20 )	11.73	31.54	— [10]	.07	.07	.44	1.83
10/31/2023	8.51	.14	.67	.81	(.09 )	(.14 )	(.23 )	9.09	9.79	— [10]	.07	.07	.45	1.45
10/31/2022	11.06	.12	(2.61)	(2.49)	(.05 )	(.01 )	(.06 )	8.51	(22.65)	— [10]	.07	.07	.44	1.29
10/31/2021[5,12]	10.00	.05	1.01	1.06	—	—	—	11.06	10.60 [7]	— [10]	.07 [8]	.07 [8]	.47 [8]	.84 [8]
Refer to the end of the table(s) for footnote(s).

35	American Funds College Target Date Series

Financial highlights (continued)
College 2036 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,11]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,11]	Net effective expense ratio[4,11]	Ratio of net income (loss) to average net assets[11]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$13.18	$.31	$1.68	$1.99	$(.26 )	$(.42 )	$(.68 )	$14.49	15.85%	$2,624	.41%	.41%	.74%	2.35%
10/31/2024	10.48	.27	2.63	2.90	(.20 )	—	(.20 )	13.18	27.98	2,026.42		.42	.76	2.20
10/31/2023	10.14	.18	.63	.81	(.14 )	(.33 )	(.47 )	10.48	8.18	1,386.44		.44	.79	1.69
10/31/2022	13.77	.13	(2.76)	(2.63)	(.10 )	(.90 )	(1.00)	10.14	(20.54)	1,073.43		.43	.78	1.18
10/31/2021	11.22	.11	2.97	3.08	(.14 )	(.39 )	(.53 )	13.77	28.16	1,061.44		.44	.81	.83
Class 529-C:
10/31/2025	12.95	.21	1.65	1.86	(.16 )	(.42 )	(.58 )	14.23	14.98	115	1.16	1.16	1.49	1.60
10/31/2024	10.31	.18	2.58	2.76	(.12 )	—	(.12 )	12.95	26.93	111	1.17	1.17	1.51	1.47
10/31/2023	9.97	.10	.63	.73	(.06 )	(.33 )	(.39 )	10.31	7.48	91	1.19	1.19	1.54	.94
10/31/2022	13.58	.05	(2.73)	(2.68)	(.03 )	(.90 )	(.93 )	9.97	(21.17)	80	1.18	1.18	1.53	.43
10/31/2021	11.10	.01	2.95	2.96	(.09 )	(.39 )	(.48 )	13.58	27.22	85	1.17	1.17	1.54	.09
Class 529-E:
10/31/2025	13.12	.28	1.68	1.96	(.24 )	(.42 )	(.66 )	14.42	15.61	73.63		.63	.96	2.12
10/31/2024	10.45	.24	2.61	2.85	(.18 )	—	(.18 )	13.12	27.54	58.64		.64	.98	1.98
10/31/2023	10.11	.16	.63	.79	(.12 )	(.33 )	(.45 )	10.45	7.98	39.65		.65	1.00	1.48
10/31/2022	13.73	.11	(2.75)	(2.64)	(.08 )	(.90 )	(.98 )	10.11	(20.66)	30.64		.64	.99	.96
10/31/2021	11.20	.08	2.96	3.04	(.12 )	(.39 )	(.51 )	13.73	27.82	29.64		.64	1.01	.62
Class 529-T:
10/31/2025	13.31	.35	1.69	2.04	(.29 )	(.42 )	(.71 )	14.64	16.10 [9]	— [10]	.17 [9]	.17 [9]	.50 [9]	2.60 [9]
10/31/2024	10.59	.31	2.64	2.95	(.23 )	—	(.23 )	13.31	28.20 [9]	— [10]	.17 [9]	.17 [9]	.51 [9]	2.47 [9]
10/31/2023	10.23	.22	.63	.85	(.16 )	(.33 )	(.49 )	10.59	8.56 [9]	— [10]	.13 [9]	.13 [9]	.48 [9]	2.00 [9]
10/31/2022	13.87	.17	(2.78)	(2.61)	(.13 )	(.90 )	(1.03)	10.23	(20.31)[9]	— [10]	.17 [9]	.17 [9]	.52 [9]	1.44 [9]
10/31/2021	11.29	.14	2.99	3.13	(.16 )	(.39 )	(.55 )	13.87	28.42 [9]	— [10]	.20 [9]	.20 [9]	.57 [9]	1.08 [9]
Class 529-F-1:
10/31/2025	13.28	.35	1.69	2.04	(.29 )	(.42 )	(.71 )	14.61	16.10 [9]	— [10]	.20 [9]	.20 [9]	.53 [9]	2.57 [9]
10/31/2024	10.57	.30	2.64	2.94	(.23 )	—	(.23 )	13.28	28.11 [9]	— [10]	.21 [9]	.20 [9]	.54 [9]	2.45 [9]
10/31/2023	10.21	.21	.64	.85	(.16 )	(.33 )	(.49 )	10.57	8.54 [9]	— [10]	.20 [9]	.17 [9]	.52 [9]	1.96 [9]
10/31/2022	13.85	.16	(2.78)	(2.62)	(.12 )	(.90 )	(1.02)	10.21	(20.38)[9]	— [10]	.21 [9]	.21 [9]	.56 [9]	1.40 [9]
10/31/2021	11.28	.13	2.99	3.12	(.16 )	(.39 )	(.55 )	13.85	28.39 [9]	— [10]	.24 [9]	.24 [9]	.61 [9]	.99 [9]
Class 529-F-2:
10/31/2025	13.18	.35	1.69	2.04	(.30 )	(.42 )	(.72 )	14.50	16.23	599.13		.13	.46	2.62
10/31/2024	10.49	.31	2.62	2.93	(.24 )	—	(.24 )	13.18	28.19	439.14		.14	.48	2.47
10/31/2023	10.14	.21	.63	.84	(.16 )	(.33 )	(.49 )	10.49	8.59	274.14		.14	.49	1.99
10/31/2022	13.77	.16	(2.75)	(2.59)	(.14 )	(.90 )	(1.04)	10.14	(20.34)	196.15		.15	.50	1.45
10/31/2021	11.22	.14	2.97	3.11	(.17 )	(.39 )	(.56 )	13.77	28.44	176.17		.17	.54	1.09
Class 529-F-3:
10/31/2025	13.37	.36	1.70	2.06	(.30 )	(.42 )	(.72 )	14.71	16.21	— [10]	.08	.08	.41	2.69
10/31/2024	10.62	.30	2.68	2.98	(.23 )	—	(.23 )	13.37	28.33	— [10]	.08	.08	.42	2.43
10/31/2023	10.15	.22	.63	.85	(.05 )	(.33 )	(.38 )	10.62	8.59	— [10]	.08	.08	.43	2.06
10/31/2022	13.77	.19	(2.77)	(2.58)	(.14 )	(.90 )	(1.04)	10.15	(20.23)	— [10]	.07	.07	.42	1.56
10/31/2021	11.22	.16	2.96	3.12	(.18 )	(.39 )	(.57 )	13.77	28.56	2.07		.07	.44	1.23
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	36

Financial highlights (continued)
College 2033 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,11]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,11]	Net effective expense ratio[4,11]	Ratio of net income (loss) to average net assets[11]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$12.87	$.39	$1.17	$1.56	$(.34 )	$(.13 )	$(.47 )	$13.96	12.58%	$3,345	.41%	.41%	.71%	2.96%
10/31/2024	10.73	.35	2.07	2.42	(.28 )	—	(.28 )	12.87	22.87	2,765.42		.42	.72	2.89
10/31/2023	10.64	.27	.30	.57	(.20 )	(.28 )	(.48 )	10.73	5.43	2,061.43		.43	.73	2.46
10/31/2022	14.34	.19	(2.40)	(2.21)	(.15 )	(1.34)	(1.49)	10.64	(17.23)	1,748.42		.42	.73	1.57
10/31/2021	12.44	.15	2.54	2.69	(.23 )	(.56 )	(.79 )	14.34	22.35	1,840.42		.42	.75	1.07
Class 529-C:
10/31/2025	12.69	.29	1.16	1.45	(.24 )	(.13 )	(.37 )	13.77	11.77	88	1.16	1.16	1.46	2.21
10/31/2024	10.58	.26	2.04	2.30	(.19 )	—	(.19 )	12.69	21.95	82	1.17	1.17	1.47	2.16
10/31/2023	10.48	.18	.31	.49	(.11 )	(.28 )	(.39 )	10.58	4.67	75	1.19	1.19	1.49	1.69
10/31/2022	14.13	.09	(2.37)	(2.28)	(.03 )	(1.34)	(1.37)	10.48	(17.86)	79	1.17	1.17	1.48	.80
10/31/2021	12.27	.04	2.51	2.55	(.13 )	(.56 )	(.69 )	14.13	21.36	108	1.17	1.17	1.50	.32
Class 529-E:
10/31/2025	12.78	.35	1.17	1.52	(.32 )	(.13 )	(.45 )	13.85	12.26	94.63		.63	.93	2.73
10/31/2024	10.65	.32	2.07	2.39	(.26 )	—	(.26 )	12.78	22.70	81.64		.64	.94	2.67
10/31/2023	10.57	.24	.30	.54	(.18 )	(.28 )	(.46 )	10.65	5.14	62.65		.65	.95	2.24
10/31/2022	14.25	.16	(2.38)	(2.22)	(.12 )	(1.34)	(1.46)	10.57	(17.38)	54.64		.64	.95	1.35
10/31/2021	12.37	.12	2.53	2.65	(.21 )	(.56 )	(.77 )	14.25	22.07	57.63		.63	.96	.85
Class 529-T:
10/31/2025	12.94	.42	1.17	1.59	(.37 )	(.13 )	(.50 )	14.03	12.75 [9]	— [10]	.17 [9]	.17 [9]	.47 [9]	3.20 [9]
10/31/2024	10.78	.38	2.10	2.48	(.32 )	—	(.32 )	12.94	23.30 [9]	— [10]	.18 [9]	.18 [9]	.48 [9]	3.14 [9]
10/31/2023	10.69	.31	.29	.60	(.23 )	(.28 )	(.51 )	10.78	5.67 [9]	— [10]	.11 [9]	.11 [9]	.41 [9]	2.77 [9]
10/31/2022	14.39	.22	(2.41)	(2.19)	(.17 )	(1.34)	(1.51)	10.69	(17.00)[9]	— [10]	.17 [9]	.17 [9]	.48 [9]	1.82 [9]
10/31/2021	12.48	.17	2.56	2.73	(.26 )	(.56 )	(.82 )	14.39	22.56 [9]	— [10]	.21 [9]	.21 [9]	.54 [9]	1.27 [9]
Class 529-F-1:
10/31/2025	12.95	.42	1.18	1.60	(.37 )	(.13 )	(.50 )	14.05	12.78 [9]	— [10]	.19 [9]	.19 [9]	.49 [9]	3.17 [9]
10/31/2024	10.79	.38	2.09	2.47	(.31 )	—	(.31 )	12.95	23.19 [9]	— [10]	.22 [9]	.21 [9]	.51 [9]	3.11 [9]
10/31/2023	10.70	.30	.29	.59	(.22 )	(.28 )	(.50 )	10.79	5.60 [9]	— [10]	.22 [9]	.19 [9]	.49 [9]	2.70 [9]
10/31/2022	14.40	.21	(2.40)	(2.19)	(.17 )	(1.34)	(1.51)	10.70	(17.04)[9]	— [10]	.22 [9]	.22 [9]	.53 [9]	1.77 [9]
10/31/2021	12.51	.17	2.56	2.73	(.28 )	(.56 )	(.84 )	14.40	22.52 [9]	— [10]	.25 [9]	.25 [9]	.58 [9]	1.22 [9]
Class 529-F-2:
10/31/2025	12.88	.42	1.18	1.60	(.38 )	(.13 )	(.51 )	13.97	12.87	644.13		.13	.43	3.22
10/31/2024	10.73	.38	2.08	2.46	(.31 )	—	(.31 )	12.88	23.30	474.14		.14	.44	3.16
10/31/2023	10.64	.30	.30	.60	(.23 )	(.28 )	(.51 )	10.73	5.74	318.14		.14	.44	2.75
10/31/2022	14.34	.22	(2.40)	(2.18)	(.18 )	(1.34)	(1.52)	10.64	(17.02)	242.14		.14	.45	1.85
10/31/2021	12.44	.18	2.54	2.72	(.26 )	(.56 )	(.82 )	14.34	22.62	229.17		.17	.50	1.31
Class 529-F-3:
10/31/2025	12.88	.44	1.17	1.61	(.37 )	(.13 )	(.50 )	13.99	12.97	— [10]	.07	.07	.37	3.35
10/31/2024	10.73	.40	2.07	2.47	(.32 )	—	(.32 )	12.88	23.37	— [10]	.07	.07	.37	3.32
10/31/2023	10.64	.31	.30	.61	(.24 )	(.28 )	(.52 )	10.73	5.78	1.07		.07	.37	2.82
10/31/2022	14.34	.23	(2.40)	(2.17)	(.19 )	(1.34)	(1.53)	10.64	(16.96)	1.07		.07	.38	1.91
10/31/2021	12.44	.20	2.54	2.74	(.28 )	(.56 )	(.84 )	14.34	22.77	1.07		.07	.40	1.45
Refer to the end of the table(s) for footnote(s).

37	American Funds College Target Date Series

Financial highlights (continued)
College 2030 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,11]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,11]	Net effective expense ratio[4,11]	Ratio of net income (loss) to average net assets[11]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$13.57	$.46	$.84	$1.30	$(.43 )	$(.09 )	$(.52 )	$14.35	9.91%	$3,918	.40%	.40%	.68%	3.36%
10/31/2024	11.78	.44	1.72	2.16	(.37 )	—	(.37 )	13.57	18.65	3,380.42		.42	.71	3.38
10/31/2023	11.94	.37	(.05 )	.32	(.29 )	(.19 )	(.48 )	11.78	2.64	2,676.43		.43	.71	3.05
10/31/2022	15.49	.25	(2.07)	(1.82)	(.21 )	(1.52)	(1.73)	11.94	(13.28)	2,413.41		.41	.68	1.91
10/31/2021	13.99	.21	2.10	2.31	(.35 )	(.46 )	(.81 )	15.49	17.04	2,527.41		.41	.70	1.40
Class 529-C:
10/31/2025	13.36	.35	.82	1.17	(.33 )	(.09 )	(.42 )	14.11	9.00	132	1.16	1.16	1.44	2.60
10/31/2024	11.60	.34	1.70	2.04	(.28 )	—	(.28 )	13.36	17.74	120	1.17	1.17	1.46	2.63
10/31/2023	11.75	.28	(.05 )	.23	(.19 )	(.19 )	(.38 )	11.60	1.90	107	1.19	1.19	1.47	2.29
10/31/2022	15.24	.15	(2.03)	(1.88)	(.09 )	(1.52)	(1.61)	11.75	(13.86)	112	1.17	1.17	1.44	1.14
10/31/2021	13.72	.09	2.07	2.16	(.18 )	(.46 )	(.64 )	15.24	16.16	141	1.16	1.16	1.45	.64
Class 529-E:
10/31/2025	13.44	.42	.83	1.25	(.40 )	(.09 )	(.49 )	14.20	9.61	116.63		.63	.91	3.13
10/31/2024	11.67	.41	1.71	2.12	(.35 )	—	(.35 )	13.44	18.40	104.64		.64	.93	3.15
10/31/2023	11.83	.34	(.05 )	.29	(.26 )	(.19 )	(.45 )	11.67	2.43	83.65		.65	.93	2.83
10/31/2022	15.36	.22	(2.05)	(1.83)	(.18 )	(1.52)	(1.70)	11.83	(13.46)	77.64		.64	.91	1.68
10/31/2021	13.88	.17	2.09	2.26	(.32 )	(.46 )	(.78 )	15.36	16.77	82.63		.63	.92	1.17
Class 529-T:
10/31/2025	13.62	.49	.85	1.34	(.46 )	(.09 )	(.55 )	14.41	10.21 [9]	— [10]	.16 [9]	.16 [9]	.44 [9]	3.61 [9]
10/31/2024	11.83	.47	1.73	2.20	(.41 )	—	(.41 )	13.62	18.92 [9]	— [10]	.17 [9]	.17 [9]	.46 [9]	3.63 [9]
10/31/2023	11.98	.41	(.05 )	.36	(.32 )	(.19 )	(.51 )	11.83	2.97 [9]	— [10]	.11 [9]	.11 [9]	.39 [9]	3.38 [9]
10/31/2022	15.52	.28	(2.06)	(1.78)	(.24 )	(1.52)	(1.76)	11.98	(13.01)[9]	— [10]	.17 [9]	.17 [9]	.44 [9]	2.15 [9]
10/31/2021	14.01	.24	2.10	2.34	(.37 )	(.46 )	(.83 )	15.52	17.28 [9]	— [10]	.20 [9]	.20 [9]	.49 [9]	1.61 [9]
Class 529-F-1:
10/31/2025	13.65	.49	.84	1.33	(.45 )	(.09 )	(.54 )	14.44	10.13 [9]	— [10]	.20 [9]	.20 [9]	.48 [9]	3.56 [9]
10/31/2024	11.85	.47	1.73	2.20	(.40 )	—	(.40 )	13.65	18.88 [9]	— [10]	.22 [9]	.21 [9]	.50 [9]	3.59 [9]
10/31/2023	12.00	.40	(.05 )	.35	(.31 )	(.19 )	(.50 )	11.85	2.91 [9]	— [10]	.22 [9]	.19 [9]	.47 [9]	3.29 [9]
10/31/2022	15.55	.28	(2.08)	(1.80)	(.23 )	(1.52)	(1.75)	12.00	(13.11)[9]	— [10]	.22 [9]	.22 [9]	.49 [9]	2.10 [9]
10/31/2021	14.06	.23	2.12	2.35	(.40 )	(.46 )	(.86 )	15.55	17.26 [9]	— [10]	.25 [9]	.25 [9]	.54 [9]	1.53 [9]
Class 529-F-2:
10/31/2025	13.58	.49	.84	1.33	(.46 )	(.09 )	(.55 )	14.36	10.21	713.13		.13	.41	3.62
10/31/2024	11.79	.47	1.73	2.20	(.41 )	—	(.41 )	13.58	18.96	547.14		.14	.43	3.64
10/31/2023	11.95	.41	(.06 )	.35	(.32 )	(.19 )	(.51 )	11.79	2.93	388.14		.14	.42	3.34
10/31/2022	15.49	.29	(2.06)	(1.77)	(.25 )	(1.52)	(1.77)	11.95	(12.99)	324.14		.14	.41	2.18
10/31/2021	13.99	.25	2.09	2.34	(.38 )	(.46 )	(.84 )	15.49	17.30	302.17		.17	.46	1.64
Class 529-F-3:
10/31/2025	13.58	.50	.84	1.34	(.46 )	(.09 )	(.55 )	14.37	10.26	— [10]	.07	.07	.35	3.68
10/31/2024	11.79	.48	1.73	2.21	(.42 )	—	(.42 )	13.58	19.02	— [10]	.07	.07	.36	3.76
10/31/2023	11.94	.41	(.04 )	.37	(.33 )	(.19 )	(.52 )	11.79	3.07	1.07		.07	.35	3.40
10/31/2022	15.49	.30	(2.07)	(1.77)	(.26 )	(1.52)	(1.78)	11.94	(13.00)	1.07		.07	.34	2.24
10/31/2021	13.99	.27	2.09	2.36	(.40 )	(.46 )	(.86 )	15.49	17.45	1.07		.07	.36	1.78
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	38

Financial highlights (continued)
College 2027 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,11]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,11]	Net effective expense ratio[4,11]	Ratio of net income (loss) to average net assets[11]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$12.32	$.43	$.50	$.93	$(.41 )	$(.04 )	$(.45 )	$12.80	7.83%	$2,997	.40%	.40%	.67%	3.50%
10/31/2024	11.12	.43	1.14	1.57	(.37 )	—	(.37 )	12.32	14.32	2,732.42		.42	.70	3.61
10/31/2023	11.33	.38	(.21 )	.17	(.28 )	(.10 )	(.38 )	11.12	1.47	2,263.43		.43	.70	3.29
10/31/2022	13.77	.24	(1.71)	(1.47)	(.19 )	(.78 )	(.97 )	11.33	(11.49)	2,088.41		.41	.66	1.97
10/31/2021	13.11	.21	1.20	1.41	(.39 )	(.36 )	(.75 )	13.77	11.10	2,161.41		.41	.66	1.54
Class 529-C:
10/31/2025	12.14	.33	.49	.82	(.32 )	(.04 )	(.36 )	12.60	6.97	174	1.16	1.16	1.43	2.74
10/31/2024	10.96	.34	1.12	1.46	(.28 )	—	(.28 )	12.14	13.49	161	1.17	1.17	1.45	2.85
10/31/2023	11.17	.29	(.21 )	.08	(.19 )	(.10 )	(.29 )	10.96	.69	139	1.19	1.19	1.46	2.52
10/31/2022	13.58	.15	(1.69)	(1.54)	(.09 )	(.78 )	(.87 )	11.17	(12.14)	130	1.17	1.17	1.42	1.20
10/31/2021	12.88	.11	1.18	1.29	(.23 )	(.36 )	(.59 )	13.58	10.29	143	1.16	1.16	1.41	.79
Class 529-E:
10/31/2025	12.19	.40	.50	.90	(.39 )	(.04 )	(.43 )	12.66	7.60	98.63		.63	.90	3.26
10/31/2024	11.01	.40	1.12	1.52	(.34 )	—	(.34 )	12.19	14.03	91.64		.64	.92	3.38
10/31/2023	11.22	.35	(.20 )	.15	(.26 )	(.10 )	(.36 )	11.01	1.26	74.65		.65	.92	3.06
10/31/2022	13.64	.21	(1.69)	(1.48)	(.16 )	(.78 )	(.94 )	11.22	(11.66)	69.64		.64	.89	1.74
10/31/2021	13.00	.18	1.18	1.36	(.36 )	(.36 )	(.72 )	13.64	10.79	72.63		.63	.88	1.32
Class 529-T:
10/31/2025	12.37	.46	.50	.96	(.44 )	(.04 )	(.48 )	12.85	8.05 [9]	— [10]	.16 [9]	.16 [9]	.43 [9]	3.74 [9]
10/31/2024	11.17	.46	1.14	1.60	(.40 )	—	(.40 )	12.37	14.59 [9]	— [10]	.17 [9]	.17 [9]	.45 [9]	3.85 [9]
10/31/2023	11.37	.41	(.20 )	.21	(.31 )	(.10 )	(.41 )	11.17	1.80 [9]	— [10]	.12 [9]	.12 [9]	.39 [9]	3.60 [9]
10/31/2022	13.81	.27	(1.71)	(1.44)	(.22 )	(.78 )	(1.00)	11.37	(11.28)[9]	— [10]	.17 [9]	.17 [9]	.42 [9]	2.20 [9]
10/31/2021	13.14	.24	1.20	1.44	(.41 )	(.36 )	(.77 )	13.81	11.33 [9]	— [10]	.20 [9]	.20 [9]	.45 [9]	1.76 [9]
Class 529-F-1:
10/31/2025	12.40	.46	.51	.97	(.44 )	(.04 )	(.48 )	12.89	8.06 [9]	— [10]	.20 [9]	.20 [9]	.47 [9]	3.70 [9]
10/31/2024	11.19	.46	1.15	1.61	(.40 )	—	(.40 )	12.40	14.57 [9]	— [10]	.22 [9]	.22 [9]	.50 [9]	3.81 [9]
10/31/2023	11.40	.41	(.22 )	.19	(.30 )	(.10 )	(.40 )	11.19	1.65 [9]	— [10]	.22 [9]	.19 [9]	.46 [9]	3.52 [9]
10/31/2022	13.83	.27	(1.71)	(1.44)	(.21 )	(.78 )	(.99 )	11.40	(11.25)[9]	— [10]	.22 [9]	.22 [9]	.47 [9]	2.15 [9]
10/31/2021	13.19	.23	1.20	1.43	(.43 )	(.36 )	(.79 )	13.83	11.23 [9]	— [10]	.25 [9]	.25 [9]	.50 [9]	1.64 [9]
Class 529-F-2:
10/31/2025	12.32	.46	.51	.97	(.45 )	(.04 )	(.49 )	12.80	8.13	621.14		.14	.41	3.76
10/31/2024	11.12	.46	1.14	1.60	(.40 )	—	(.40 )	12.32	14.64	510.15		.15	.43	3.88
10/31/2023	11.34	.41	(.22 )	.19	(.31 )	(.10 )	(.41 )	11.12	1.67	383.14		.14	.41	3.58
10/31/2022	13.77	.28	(1.71)	(1.43)	(.22 )	(.78 )	(1.00)	11.34	(11.19)	318.14		.14	.39	2.24
10/31/2021	13.11	.24	1.20	1.44	(.42 )	(.36 )	(.78 )	13.77	11.35	301.17		.17	.42	1.78
Class 529-F-3:
10/31/2025	12.32	.47	.50	.97	(.45 )	(.04 )	(.49 )	12.80	8.19	— [10]	.08	.08	.35	3.82
10/31/2024	11.12	.47	1.14	1.61	(.41 )	—	(.41 )	12.32	14.70	— [10]	.08	.08	.36	3.94
10/31/2023	11.33	.42	(.21 )	.21	(.32 )	(.10 )	(.42 )	11.12	1.81	— [10]	.08	.08	.35	3.64
10/31/2022	13.76	.28	(1.70)	(1.42)	(.23 )	(.78 )	(1.01)	11.33	(11.14)	— [10]	.08	.08	.33	2.29
10/31/2021	13.11	.25	1.20	1.45	(.44 )	(.36 )	(.80 )	13.76	11.41	— [10]	.10	.08	.33	1.89
Refer to the end of the table(s) for footnote(s).

39	American Funds College Target Date Series

Financial highlights (continued)
College Enrollment Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,11]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[3]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,11]	Net effective expense ratio[4,11]	Ratio of net income (loss) to average net assets[11]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class 529-A:
10/31/2025	$9.55	$.34	$.29	$.63	$(.32 )	$—	$(.32 )	$9.86	6.79%	$2,717	.39%	.39%	.66%	3.53%
10/31/2024	9.00	.33	.55	.88	(.33 )	—	(.33 )	9.55	9.94	3,126.42		.42	.70	3.56
10/31/2023	9.06	.29	(.14 )	.15	(.21 )	—	(.21 )	9.00	1.63	1,287.42		.42	.69	3.18
10/31/2022	10.04	.14	(1.01)	(.87 )	(.06 )	(.05 )	(.11 )	9.06	(8.75)	1,650.40		.40	.67	1.43
10/31/2021	10.39	.07	(.08 )	(.01 )	(.27 )	(.07 )	(.34 )	10.04	(.07 )	2,296.41		.41	.68	.72
Class 529-C:
10/31/2025	9.61	.27	.29	.56	(.24 )	—	(.24 )	9.93	6.00	150	1.16	1.16	1.43	2.77
10/31/2024	9.03	.26	.55	.81	(.23 )	—	(.23 )	9.61	9.07	204	1.17	1.17	1.45	2.80
10/31/2023	9.06	.22	(.14 )	.08	(.11 )	—	(.11 )	9.03	.85	81	1.18	1.18	1.45	2.41
10/31/2022	10.06	.06	(1.01)	(.95 )	— [13]	(.05 )	(.05 )	9.06	(9.47)	135	1.17	1.17	1.44	.63
10/31/2021	10.34	— [13]	(.09 )	(.09 )	(.12 )	(.07 )	(.19 )	10.06	(.85 )	240	1.16	1.16	1.43	(.02 )
Class 529-E:
10/31/2025	9.53	.31	.30	.61	(.30 )	—	(.30 )	9.84	6.57	93.63		.63	.90	3.29
10/31/2024	8.97	.31	.55	.86	(.30 )	—	(.30 )	9.53	9.78	117.63		.63	.91	3.35
10/31/2023	9.03	.27	(.15 )	.12	(.18 )	—	(.18 )	8.97	1.34	53.64		.64	.91	2.96
10/31/2022	10.01	.11	(1.00)	(.89 )	(.04 )	(.05 )	(.09 )	9.03	(8.96)	71.64		.64	.91	1.19
10/31/2021	10.36	.05	(.08 )	(.03 )	(.25 )	(.07 )	(.32 )	10.01	(.31 )	103.63		.63	.90	.51
Class 529-T:
10/31/2025	9.56	.36	.29	.65	(.34 )	—	(.34 )	9.87	7.00 [9]	— [10]	.17 [9]	.17 [9]	.44 [9]	3.75 [9]
10/31/2024	9.02	.35	.55	.90	(.36 )	—	(.36 )	9.56	10.18 [9]	— [10]	.19 [9]	.19 [9]	.47 [9]	3.79 [9]
10/31/2023	9.08	.32	(.14 )	.18	(.24 )	—	(.24 )	9.02	1.93 [9]	— [10]	.13 [9]	.13 [9]	.40 [9]	3.47 [9]
10/31/2022	10.05	.16	(1.01)	(.85 )	(.07 )	(.05 )	(.12 )	9.08	(8.53)[9]	— [10]	.18 [9]	.18 [9]	.45 [9]	1.68 [9]
10/31/2021	10.40	.09	(.08 )	.01	(.29 )	(.07 )	(.36 )	10.05	.13 [9]	— [10]	.20 [9]	.20 [9]	.47 [9]	.89 [9]
Class 529-F-1:
10/31/2025	9.57	.36	.29	.65	(.33 )	—	(.33 )	9.89	7.04 [9]	— [10]	.21 [9]	.21 [9]	.48 [9]	3.71 [9]
10/31/2024	9.03	.35	.54	.89	(.35 )	—	(.35 )	9.57	10.11 [9]	— [10]	.24 [9]	.23 [9]	.51 [9]	3.74 [9]
10/31/2023	9.09	.31	(.14 )	.17	(.23 )	—	(.23 )	9.03	1.90 [9]	— [10]	.21 [9]	.18 [9]	.45 [9]	3.42 [9]
10/31/2022	10.06	.16	(1.02)	(.86 )	(.06 )	(.05 )	(.11 )	9.09	(8.60)[9]	— [10]	.22 [9]	.22 [9]	.49 [9]	1.64 [9]
10/31/2021	10.43	.08	(.07 )	.01	(.31 )	(.07 )	(.38 )	10.06	.08 [9]	— [10]	.27 [9]	.27 [9]	.54 [9]	.81 [9]
Class 529-F-2:
10/31/2025	9.55	.36	.29	.65	(.34 )	—	(.34 )	9.86	7.07	548.14		.14	.41	3.79
10/31/2024	9.01	.36	.54	.90	(.36 )	—	(.36 )	9.55	10.20	583.14		.14	.42	3.84
10/31/2023	9.07	.32	(.14 )	.18	(.24 )	—	(.24 )	9.01	1.96	217.12		.12	.39	3.48
10/31/2022	10.04	.16	(1.00)	(.84 )	(.08 )	(.05 )	(.13 )	9.07	(8.47)	264.14		.14	.41	1.69
10/31/2021	10.39	.10	(.08 )	.02	(.30 )	(.07 )	(.37 )	10.04	.17	339.17		.17	.44	.96
Class 529-F-3:
10/31/2025	9.54	.37	.28	.65	(.34 )	—	(.34 )	9.85	7.12	— [10]	.07	.07	.34	3.85
10/31/2024	9.00	.36	.54	.90	(.36 )	—	(.36 )	9.54	10.26	— [10]	.07	.07	.35	3.88
10/31/2023	9.06	.32	(.13 )	.19	(.25 )	—	(.25 )	9.00	2.03	— [10]	.09	.09	.36	3.51
10/31/2022	10.03	.17	(1.01)	(.84 )	(.08 )	(.05 )	(.13 )	9.06	(8.44)	— [10]	.09	.09	.36	1.77
10/31/2021	10.39	.10	(.08 )	.02	(.31 )	(.07 )	(.38 )	10.03	.23	— [10]	.10	.08	.35	1.01
Refer to the end of the table(s) for footnote(s).

American Funds College Target Date Series	40

Financial highlights (continued)

Portfolio turnover rate for all share classes	Year ended October 31,
	2025	2024	2023	2022	2021
College 2042 Fund	6%	— %[5,6,7,14]
College 2039 Fund	4	— [14]	11%	7%	4%[5,7,12]
College 2036 Fund	6	9	19	9	27
College 2033 Fund	9	6	26	8	35
College 2030 Fund	8	10	27	10	44
College 2027 Fund	21	17	27	10	30
College Enrollment Fund	10	5 [15]	18	7	11

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column does not include expenses of the underlying funds in which each fund invests.
[4]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[5]	Based on operations for a period that is less than a full year.
[6]	For the period March 15, 2024, commencement of operations, through October 31, 2024.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[12]	For the period March 26, 2021, commencement of operations, through October 31, 2021.
[13]	Amount less than $.01.
[14]	Amount was either less than 1% or there was no turnover.
[15]
The portfolio turnover calculation was adjusted to exclude the value of securities acquired in connection with the fund’s acquisition of the assets of the College
2024 Fund on March 22, 2024. The portfolio turnover rate would have been 22% without the adjustment.

Refer to the notes to financial statements.

41	American Funds College Target Date Series

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds College Target Date Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of American Funds College Target Date Series comprising the American Funds College 2042 Fund, American Funds College 2039 Fund, American Funds College 2036 Fund, American Funds College 2033 Fund, American Funds College 2030 Fund, American Funds College 2027 Fund and American Funds College Enrollment Fund (the “Funds”), including the investment portfolios, as of October 31, 2025; the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended for the Funds, except American Funds College 2042 Fund and American Funds College 2039 Fund; the related statement of operations for the year ended October 31, 2025, and statements of changes in net assets and financial highlights for the year ended October 31, 2025 and for the period from March 15, 2024 (commencement of operations) through October 31, 2024, for American Funds College 2042 Fund; the related statement of operations for the year ended October 31, 2025, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended and for the period from March 26, 2021 (commencement of operations) through October 31, 2021, for American Funds College 2039 Fund; and the related notes (collectively referred to as the ”financial statements and financial highlights”).
In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the American Funds College Target Date Series, except American Funds College 2042 Fund and American Funds College 2039 Fund, as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of American Funds College 2042 Fund and American Funds College 2039 Fund as of October 31, 2025; the results of its operations for the year ended October 31, 2025, and the changes in its net assets and financial highlights for the year ended October 31, 2025 and for the period from March 15, 2024 (commencement of operations) through October 31, 2024 for American Funds College 2042 Fund; and the results of its operations for the year ended October 31, 2025, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from March 26, 2021 (commencement of operations) through October 31, 2021 for American Funds College 2039 Fund, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2025, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
December 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds College Target Date Series	42

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2025:
	College 2042 Fund	College 2039 Fund	College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund	College Enrollment Fund
Long-term capital gains	$250,000	$23,550,000	$85,172,000	$33,221,000	$23,715,000	$4,406,000	—

43	American Funds College Target Date Series

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

American Funds College Target Date Series	44

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds College Target Date Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2026